     As filed with the Securities and Exchange Commission on February 23, 1996
                              1933 Act Registration No. 33-62872
                              1940 Act Registration No. 811-7724

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [__X__]

           Pre-Effective Amendment No.     [_____]     [_____]
           Post-Effective Amendment No.    [__3__]     [__X__]

                              and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [__X__]

                  Amendment No.            [__3__]     [__X__]

                           (Check Appropriate Box or Boxes)

                           NEUBERGER & BERMAN INCOME TRUST
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)
         Registrant's Telephone Number, Including Area Code: (212) 476-8800

                             Theresa A. Havell, President
                           Neuberger & Berman Income Trust
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                           1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036-1800
                     (Names and Addresses of Agents for Service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     ____   immediately upon filing pursuant to paragraph (b)
     __X__  on February 27, 1996 pursuant to paragraph (b)
     _____  60 days after filing pursuant to paragraph (a)(1)
     _____  on __________ pursuant to paragraph (a)(1)
     _____  75 days after filing pursuant to paragraph (a)(2)
     _____  on __________ pursuant to paragraph (a)(2)

           Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such Rule for its 1995 fiscal year on November 15, 1995.

           Neuberger & Berman Equity Trust is a "master/feeder fund." This Post-Effective Amendment No. 3 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                                     Page _____ of _____
                                     Exhibit Index
                                     Begins on Page _____

                           NEUBERGER & BERMAN INCOME TRUST

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3 ON FORM N-1A

           This Post-Effective Amendment consists of the following papers and documents:

     Cover Sheet

     Contents of Post-Effective Amendment No. 3 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Limited Maturity Bond Trust
     Neuberger & Berman Ultra Short Bond Trust
     ----------------------------------------------

           Part A - Prospectus

           Part B - Statement of Additional Information

           Part C - Other Information

     Signature Pages

     Exhibits

                           NEUBERGER & BERMAN INCOME TRUST
               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3 ON FORM N-1A
                                CROSS REFERENCE SHEET

                This cross reference sheet relates to the Prospectus
                     and Statement of Additional Information for
                   Neuberger & Berman Limited Maturity Bond Trust
                    and Neuberger & Berman Ultra Short Bond Trust

                      Form N-1A Item No.                Caption in Part A Prospectus
                      ------------------                -----------------------------


       Item 1.        Cover Page                        Front Cover Page

       Item 2.        Synopsis                          Expense Information; Summary

       Item 3.        Condensed Financial               Financial Highlights; Information
                                                        Performance Information

       Item 4.        General Description of            Investment Programs; Description of
                      Registrant                        Investments; Special Information
                                                        Regarding Organization,
                                                        Capitalization, and Other Matters

       Item 5.        Management of the Fund            Management and Administration; Back
                                                        Cover Page

       Item 6.        Capital Stock and Other           Front Cover Page; Dividends, Other
                      Securities                        Distributions, and Taxes; Special
                                                        Information Regarding Organization,
                                                        Capitalization, and Other Matters

       Item 7.        Purchase of Securities Being      Shareholder Services; Share Prices
                      Offered                           and Net Asset Value; Management and
                                                        Administration

       Item 8.        Redemption or Repurchase          Shareholder Services; Share Prices
                                                        and Net Asset Value

       Item 9.        Pending Legal Proceedings         Not Applicable

                                                        Caption in Part B Statement of
                      Form N-1A Item No.                Additional Information
                      ------------------                ------------------------------

       Item 10.       Cover Page                        Cover Page

       Item 11.       Table of Contents                 Table of Contents






       Item 12.       General Information and           Not Applicable
                      History

       Item 13.       Investment Objectives and         Investment Information; Certain
                      Policies                          Risk Considerations

       Item 14.       Management of the Fund            Trustees And Officers

       Item 15.       Control Persons and Principal     Control Persons And Principal
                      Holders of Securities             Holders of Securities

       Item 16.       Investment Advisory and Other     Investment Management and
                      Services                          Administration Services; Trustees
                                                        And Officers; Distribution
                                                        Arrangements; Reports To
                                                        Shareholders; Custodian And
                                                        Transfer Agent; Independent
                                                        Auditors

       Item 17.       Brokerage Allocation              Portfolio Transactions

       Item 18.       Capital Stock and Other           Investment Information;  Additional
                      Securities                        Redemption Information; Dividends
                                                        and Other Distributions

       Item 19.       Purchase, Redemption and          Distribution Arrangements;
                      Pricing of Securities Being       Additional Exchange Information;
                      Offered                           Additional Redemption Information

       Item 20.       Tax Status                        Dividends and Other Distributions;
                                                        Additional Tax Information

       Item 21.       Underwriters                      Investment Management and
                                                        Administration Services;
                                                        Distribution Arrangements

       Item 22.       Calculation of Performance        Performance Information
                      Data

       Item 23.       Financial Statements              Financial Statements


                                       Part C
                                       ------

          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment.

           Neuberger&Berman

     INCOME TRUST

           No-Load Bond Funds
     --------------------------------------------------------------------------

     Neuberger&Berman ULTRA SHORT BOND TRUST

     Neuberger&Berman LIMITED MATURITY BOND TRUST

           YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") WHICH PROVIDES ACCOUNTING, RECORDKEEPING AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").
     --------------------------------------------------------------------------

           EACH OF THE ABOVE-NAMED FUNDS (A "FUND") INVESTS ALL OF ITS NET INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF INCOME MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 3 AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 13.

           The Funds are no-load mutual funds, so there are no sales commissions or other charges when buying or redeeming shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.

           Please read this Prospectus before investing in either of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated March 1, 1996, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700. PROSPECTUS DATED MARCH 1, 1996

           MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

           THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR

     HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS


     SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
           The Funds and Portfolios  . . . . . . . . . . . . . . . . . . .     3
           Risk Factors  . . . . . . . . . . . . . . . . . . . . . . . . .     4
           Management  . . . . . . . . . . . . . . . . . . . . . . . . . .     4
     EXPENSE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .     4
           Shareholder Transaction Expenses for Each Fund  . . . . . . . .     5
           Annual Fund Operating Expenses  . . . . . . . . . . . . . . . .     5
           Example   . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
     FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . .     7
           Selected Per Share Data and Ratios  . . . . . . . . . . . . . .     7
           Ultra Short Bond Trust  . . . . . . . . . . . . . . . . . . . .     7
           Limited Maturity Bond Trust   . . . . . . . . . . . . . . . . .     8
     INVESTMENT PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . .    10
           Short-Term Trading; Portfolio Turnover  . . . . . . . . . . . .    11
           Ratings of Securities   . . . . . . . . . . . . . . . . . . . .    11
           Borrowings  . . . . . . . . . . . . . . . . . . . . . . . . . .    11
           Other Investments   . . . . . . . . . . . . . . . . . . . . . .    12
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    12
           Yield   . . . . . . . . . . . . . . . . . . . . . . . . . . . .    12
           Total Return  . . . . . . . . . . . . . . . . . . . . . . . . .    12
           Yield and Total Return Information  . . . . . . . . . . . . . .    13
     SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER
     MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
           The Funds   . . . . . . . . . . . . . . . . . . . . . . . . . .    13
           The Portfolios  . . . . . . . . . . . . . . . . . . . . . . . .    14
     SHAREHOLDER SERVICES  . . . . . . . . . . . . . . . . . . . . . . . .    15
           How to Buy Shares   . . . . . . . . . . . . . . . . . . . . . .    15
           How to Sell Shares  . . . . . . . . . . . . . . . . . . . . . .    16
           Exchanging Shares   . . . . . . . . . . . . . . . . . . . . . .    16
     SHARE PRICES AND NET ASSET VALUE  . . . . . . . . . . . . . . . . . .    17
     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES . . . . . . . . . . . . . .    17
           Distribution Options  . . . . . . . . . . . . . . . . . . . . .    17
           Taxes   . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18
     MANAGEMENT AND ADMINISTRATION . . . . . . . . . . . . . . . . . . . .    19
           Trustees and Officers   . . . . . . . . . . . . . . . . . . . .    19
           Investment Manager, Administrator, Distributor, and
           Sub-Adviser   . . . . . . . . . . . . . . . . . . . . . . . . .    19
           Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
           Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . .    21
     DESCRIPTION OF INVESTMENTS  . . . . . . . . . . . . . . . . . . . . .    21
     OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    26
           Directory   . . . . . . . . . . . . . . . . . . . . . . . . . .    26
           Funds Eligible for Exchange .   . . . . . . . . . . . . . . . . .  26

     SUMMARY

           The Funds and Portfolios
     --------------------------------------------------------------------------

           Each Fund is a series of Neuberger&Berman Income Trust (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:


                      -----------------------------------------
                                     Shareholders
                      -----------------------------------------
                                                 / BUY SHARES IN
                      -----------------------------------------
                                        Funds
                      -----------------------------------------
                                                 / INVEST IN
                      -----------------------------------------
                                     Portfolios
                      -----------------------------------------
                                                 / INVEST IN
                      -----------------------------------------
                          Debt Securities & Other Securities
                      -----------------------------------------


           The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 13.


           The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in one or both of the Funds depending on your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.



      Neuberger&Berman      Investment                       Principal Portfolio             Comparative
      Income Trust          Objective                        Investments                     Information
      -----------------     ------------                     --------------------            ------------


      Ultra Short           Higher total return than is      High-quality money market       Lower expected price
                            available from money market      instruments and short-term      fluctuation; dollar-
                            funds, with minimal risk to      debt securities of govern-      weighted average portfolio
                            principal and liquidity          ment and non-government         maturity of up to two
                                                             issuers                         years

      Limited Maturity      Highest current income           Short- to intermediate- term    More potential price
                            consistent with low risk to      debt securities of at least     fluctuation; dollar-
                            principal and liquidity and,     investment grade                weighted average portfolio
                            secondarily, total return                                        maturity of up to five
                                                                                             years




           Risk Factors
     --------------------------------------------------------------------------

           An investment in either Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. The Portfolios invest in fixed income securities, which are likely to decline in value in times of rising interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in market interest rates on the value of the security. Special risk factors apply to investments, which may be made by one or both Portfolios, in foreign securities, options and futures contracts, and zero coupon bonds. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 10 and "Description of Investments" on page 21.

           Management
     -------------------------------------------------------------------------

           N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 26. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other

     Neuberger&Berman Funds[SERVICEMARK] made available through an Institution, see "Shareholder Services - How to Buy Shares" on page 21, "Shareholder
     Services - How to Sell Shares" on page 21, "Shareholder Services - Exchanging Shares" on page 21, and the policies of the Institution through which you are purchasing shares.


     EXPENSE INFORMATION

           This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.


           Shareholder Transaction Expenses for Each Fund
     -------------------------------------------------------------------------

           As shown by this table, there are no transaction charges when you buy or sell Fund shares.

      Sales Charge Imposed on Purchases                    NONE
      Sales Charge Imposed on Reinvested
      Dividends                                            NONE
      Deferred Sales Charges                               NONE
      Redemption Fees                                      NONE
      Exchange Fees                                        NONE


           Annual Fund Operating Expenses
           (as a percentage of average daily net assets)
     -------------------------------------------------------------------------


           The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Funds and which include each Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. These expenses are borne indirectly by Fund shareholders. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the
     table  combines   management  and  administration   fees.  The  Funds   and
     Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.

                          Management and                             Total
      Neuberger&Berman    Administration    12b-1      Other       Operating
      Income Trust             Fees*        Fees     Expenses*     Expenses*
      ----------------    --------------   ------    ---------     ---------

      ULTRA SHORT              0.00%        None       0.75%         0.75%
      LIMITED MATURITY         0.00%        None       0.80%         0.80%

      * (Reflects N&B Management's expense reimbursement undertaking described below)


           Total Operating Expenses for each Fund are annualized projections based upon current administration fees for the Fund and management fees for its corresponding Portfolio, with "Other Expenses" based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


           The previous table reflects N&B Management's voluntary undertaking until February 28, 1997, to reimburse each Fund for its Operating Expenses and pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed the following percentage per annum of the Fund's average daily net assets: Ultra Short, 0.75%; Limited Maturity, 0.80%. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Management and Administration Fees would be ___% and ___%, Other Expenses would be ___% and ___%, and Total Operating Expenses would be 2.50% and 2.18% per annum of the average daily net assets of Ultra Short and Limited Maturity, respectively, based upon the expenses of each Fund for its 1995 fiscal year.


           For  more  information   about  the  current  expense   reimbursement
     undertakings, see "Expenses" on page 21.


           Example
     -------------------------------------------------------------------------

           To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

      Neuberger&Berman
      Income Trust           1 year     3 years     5 years     10 years
      ----------------       ------     -------     -------     --------

      ULTRA SHORT              $8         $24         $42          $93
      LIMITED MATURITY         $8         $26         $44          $99


           The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

     FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios
     -------------------------------------------------------------------------

           The financial information in the following tables is for each Fund as of October 31, 1995, and the prior periods. This information has been audited by the Funds' independent auditors. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The annual report contains the auditors' reports. Please call 800-877-9700 for a free copy and up-to-date information. Also, see "Performance Information."

     Neuberger&Berman

           Ultra Short Bond Trust
     -------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                                   Period from
                                                                                   September 7,
                                                       Year Ended                   1993(1) to
                                                      October 31,                  October 31,
                                                      ------------                -------------
                                            1995                  1994                  1993
                                            ----                  ----                 -----

      Net Asset Value, Beginning of
      Year                                  $9.79                   $9.97               $10.00
      Income From Investment Operations
         Net Investment Income                .53                     .37                  .05
         Net Gains or Losses on
         Securities (both realized and
         unrealized)                          .06                    (.18)                (.03)
            Total from Investment
            Operations                        .59                     .19                  .02
      Less Distributions
         Dividends (from net investment
         income)                             (.53)                   (.37)                (.05)
      Net Asset Value, End of Year          $9.85                   $9.79                $9.97
      Total Return+                         +6.15%                  +1.92%               +0.17%(2)

                                        - 6 -






                                                                                   Period from
                                                                                   September 7,
                                                       Year Ended                   1993(1) to
                                                      October 31,                  October 31,
                                                      ------------                -------------
                                            1995                  1994                  1993
                                            ----                  ----                 -----
      Ratios/Supplemental Data
         Net Assets, End of Year (in
         millions)                          $1.7                    $1.2                 $0.2
         Ratio of Expenses to Average
         Net Assets(3)                        .72%                    .65%                 .65%(4)
         Ratio of Net Income to Average
         Net Assets(3)                       5.42%                   3.86%                2.98%(4)
         Portfolio Turnover Rate(5)           ----                     ----                ----
     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS

     Neuberger&Berman

        Limited Maturity Bond Trust
     -------------------------------------------------------------------------

           The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                                          Period from
                                                            Year Ended               August 30, 1993(1) to
                                                            October 31,                   October 31,
                                                           ------------              ---------------------
                                                    1995              1994                    1993
                                                    ----              ----                    ----
      Net Asset Value, Beginning of Year           $9.43                 $9.97                   $10.00
      Income from Investment Operations
         Net Investment Income                       .58                    .54                     .08
         Net Gains or Losses on Securities
         (both realized and unrealized)              .18                   (.54)                   (.03)
            Total From Investment Operations         .76                   -                        .05
      Less Distributions
         Dividends (from net investment
         income)                                    (.58)                  (.54)                   (.08)
      Net Asset Value, End of Year                 $9.61                 $9.43                    $9.97

      Total Return+                                +8.36%                -0.01%                   +0.55%(2)
      Ratios/Supplemental Data
         Net Assets, End of Year (in
         millions)                                $11.9                  $6.7                     $0.1
         Ratio of Expenses to Average Net
         Assets(3)                                   .77%                   .70%                    .65%(4)
         Ratio of Net Income to Average Net
         Assets(3)                                  6.16%                  5.72%                   4.99%(4)
         Portfolio Turnover Rate(5)                  --                    --                       --

     See Notes to Financial Highlights.

     NOTES TO FINANCIAL HIGHLIGHTS

     1)    The date investment operations commenced.
     2)    Not annualized.
     3) After reimbursement of expenses of Neuberger&Berman ULTRA SHORT Bond Trust and Neuberger & Berman LIMITED MATURITY Bond Trust by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


      Neuberger&Berman                                     Period from
      ULTRA SHORT            Year Ended October 31,     September 7, 1993
      Bond Trust             ----------------------      to October 31,
      ----------------                 -                ------------------
                              1995        1994                 1993
                             -----        -----               -----
      Expenses               2.50%        2.50%               2.50%
                             -----        -----               -----
      Net Investment         3.64%        2.01%               1.13%
      Income                  ----        -----               -----

      Neuberger&Berman                                     Period from
      LIMITED MATURITY                                  August 30, 1993 to
      Bond Trust             Year Ended October 31,        October 31,
      ----------------       ----------------------    --------------------
                             1995              1994            1993
                             ----              ----            ----
      Expenses               2.18%            2.50%           2.50%
      Net Investment         4.75%            3.92%           3.14%
      Income                 -----            -----           -----

     4)    Annualized.
     5) Each Fund invests only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engages in securities transactions. Therefore, neither Portfolio calculates a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:


                                                         Period from July 2,
                                 Year Ended October 31,  1993 to October 31,
                                 ----------------------  -------------------
                                1995               1994         1993
                                ----               ----         ----
      Neuberger&Berman Ultra    148%                94%          46%
      Short Bond Portfolio      -----             -----         -----
      Neuberger&Berman Limited  88%                102%          71%
      Maturity Bond Portfolio   -----             -----         -----

     + Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year or other fiscal period shown in the table and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate, and shares when redeemed may be worth more or less than original cost. Total returns would have been lower if N&B Management had not reimbursed certain expenses.


     INVESTMENT PROGRAMS

           The investment policies and limitations of each Fund and its corresponding Portfolio are identical. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 21.

           Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.


           The investment objectives of the Funds and Portfolios are not fundamental. The Funds have undertaken not to change their investment objectives without 30 days' prior notice to shareholders. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

           Additional   investment   techniques,   features,   and   limitations
     concerning the Portfolios' investment programs are described in the SAI.

           The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.


           The investment objective of Neuberger&Berman ULTRA SHORT Bond Trust and Portfolio is to provide a higher total return than is available from money market funds, with minimal risk to principal and liquidity. The investment objective of Neuberger&Berman LIMITED MATURITY Bond Trust and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity and, secondarily, total return.

           Each Portfolio invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends.


           Neuberger&Berman ULTRA SHORT Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency Securities and high-quality debt securities issued by financial institutions, corporations, and others. These securities include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency Securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also purchase and sell options, futures contracts and options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio's dollar-weighted average portfolio maturity ranges up to two years, providing greater flexibility than money market funds.


           Neuberger&Berman LIMITED MATURITY Bond Portfolio invests in a diversified portfolio of short- to intermediate-term U.S. Government and Agency Securities and debt securities issued by financial institutions, corporations, and others of at least investment grade. These securities include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may purchase and sell covered call and put options, interest rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues. The Portfolio's dollar-weighted average portfolio maturity may range up to five years.


           Short-Term Trading; Portfolio Turnover
     -------------------------------------------------------------------------

            Although neither Portfolio purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The portfolio turnover rates for the periods of Neuberger&Berman Ultra Short Bond Portfolio and Neuberger&Berman Limited Maturity Bond Portfolio for 1995 and earlier years are set forth under
     "Notes to Financial Highlights." Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses.


           Ratings of Securities

     -------------------------------------------------------------------------

           HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality.

           INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

           If the quality of securities held by a Portfolio deteriorates so that the securities would no longer satisfy that Portfolio's standards, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities do not exceed 5% of its net assets. Further information regarding the ratings assigned to securities purchased by the Portfolios and their meanings is included in the SAI and in the Funds' annual report.

           Borrowings
     -------------------------------------------------------------------------

           Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Neither Portfolio expects to borrow money. As a non-fundamental policy, neither Portfolio may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements.

           Other Investments
     -------------------------------------------------------------------------


           For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper, U.S. Government and Agency Securities and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, and may adopt shorter weighted average maturities than normal.

     PERFORMANCE INFORMATION

           The performance of the Funds can be measured as yield or as total return. The Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more risk than shorter-term bond funds. The creditworthiness of issuers of income securities also affects their risk; for example, U.S. Government and Agency Securities are generally considered to have less risk than bonds rated "investment grade."

           The table under "Summary - The Funds and Portfolios" shows the investment objective, principal types of investments, and comparative information for each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.

           Yield
     -------------------------------------------------------------------------

           YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested.


           Total Return
     -------------------------------------------------------------------------

           Total return is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices from the beginning to the end of a period.


           An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out variations year-to-year in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


           Yield and Total Return Information

     -------------------------------------------------------------------------

           You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700. N&B Management has reimbursed the Funds for certain expenses, which has the effect of increasing their yields and total returns.



     SPECIAL  INFORMATION  REGARDING  ORGANIZATION,  CAPITALIZATION,  AND  OTHER
     MATTERS

           The Funds
     -------------------------------------------------------------------------

           Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

           DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

           SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

           CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

           The Portfolios
     -------------------------------------------------------------------------

           Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate operating portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


           FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of each Fund and the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 21 master funds and 28 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 3.


           Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Two mutual funds that are series of Neuberger&Berman Income Funds ("N&B Income Funds"), Neuberger&Berman ULTRA SHORT Bond Fund and Neuberger&Berman LIMITED MATURITY Bond Fund, invest all of their respective net investable assets in the two Portfolios described herein. The shares of each series of N&B Income Funds are available for purchase by members of the general public. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Income Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Income Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.

           The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Funds or other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

           Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

           INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

           CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.


     SHAREHOLDER SERVICES

           How to Buy Shares
     -------------------------------------------------------------------------

           YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


           Each Institution will establish its own procedures for the purchase of Fund shares in its account, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to buy shares. The Funds will not issue a certificate for your shares.


           Other Information:

           .      An  Institution  must pay  for  shares  it  purchases in  U.S.
                  dollars.

           . Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders through an exchange of shares. See "Shareholder Services - Exchanging Shares."

           How to Sell Shares
     -------------------------------------------------------------------------

           You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the

     NYSE is open. As a result, prices for Fund shares may be significantly affected on days when you have no access to your Institution to sell shares.


           Each Fund has reserved the right, if conditions exist which make cash payments undesirable, to honor any request for a redemption by making payments in securities valued in the same way as they would be valued for purposes of computing that Fund's net asset value per share. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold.


           Other Information:

           . Redemption proceeds will be paid to Institutions as agreed with each Fund, but in any case within three calendar days (under unusual circumstances a Fund may take longer, as permitted by law).

           . Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

           Exchanging Shares
     -------------------------------------------------------------------------

           Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Neuberger & Berman Fund. Each Institution will establish its own exchange policy and procedures for its accounts. Shares are exchanged at the next price calculated on a day the NYSE is open, after the exchange order is received and accepted by an Institution.


           . Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Institution.

           . An exchange can be made only into a mutual fund whose shares are eligible for sale in the state where the Institution is located.

           .      An exchange may have tax consequences.

           . Each Fund may refuse any exchange orders from any Institution if for any reason they are not deemed to be in the best interests of the Fund and its shareholders.

           . Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.


     SHARE PRICES AND NET ASSET VALUE

           Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.


           Each Portfolio values securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days are valued at cost which, when combined with interest earned, approximates market value.


     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

           Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) and net realized capital gains earned by its corresponding Portfolio. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."

           Distribution Options
     -------------------------------------------------------------------------

           REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable.


           DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


           Taxes
     -------------------------------------------------------------------------

           Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

           An investment has certain tax consequences, depending on the type of account in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

           TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared.


           For federal income tax purposes, income dividends and distributions of net short-term capital gain are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain no matter how long you have owned your shares.
     Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares.


           Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in the previous year. Information accompanying that statement shows the portion of those distributions that generally are not taxable in certain states.


           TAXES ON REDEMPTIONS. Capital gains realized on redemption of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds[SERVICEMARK], are subject to tax. A capital gain (or loss) is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.


           When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.

           Each  Institution  annually  will  send  investors  in  its  accounts
     statements  showing   distribution  and  transaction  information  for  the
     previous year.

           The foregoing is only a summary of some of the important tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.


     MANAGEMENT AND ADMINISTRATION

           Trustees and Officers
     -------------------------------------------------------------------------

           The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.


           Investment Manager, Administrator, Distributor, and Sub-Adviser
     -------------------------------------------------------------------------

           N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the two Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $11.9 billion as of December 31, 1995.


           As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $38.7 billion of assets as of December 31, 1995. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.


           Theresa A. Havell, the President and a Trustee of the Trust and of Managers Trust, is a general partner of Neuberger&Berman and a director and Vice President of N&B Management. Ms. Havell is the Manager of the Fixed Income Group of Neuberger&Berman, which she established in 1984. The Fixed Income Group manages fixed income accounts that had approximately $11.1 billion of assets as of December 31, 1995. Ms. Havell has had overall responsibility for the activities of the Fixed Income Group since 1984.


           The following members of the Fixed Income Group are, along with Theresa Havell, primarily responsible for the day-to-day management of the listed Portfolios:


           Neuberger&Berman ULTRA SHORT Bond Portfolio - Josephine Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984 and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman ULTRA SHORT Bond Portfolio since July 1993. She was an Assistant Vice President of N&B Management from 1986 to 1994.


           Neuberger&Berman LIMITED MATURITY Bond Portfolio - Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for Neuberger&Berman LIMITED MATURITY Bond Portfolio since October 1, 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.


           The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds .

           To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


           Expenses
     -------------------------------------------------------------------------

           N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.50% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties, including Institutions, some of its responsibilities to that Fund under the administration agreement and may compensate third parties that provide such services. For investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. During the fiscal year ended October 31, 1995, each Fund accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees, of 0.75% of the Fund's average daily net assets.


           See "Expense Information - Annual Fund Operating Expenses" for anticipated fees for the current fiscal year.


           Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio.
     These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees, and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.


           N&B Management has voluntarily undertaken until February 28, 1997 to reimburse each Fund for its Operating Expenses (including its administration fees) and its pro rata share of its corresponding Portfolio's Operating Expenses (including its management fees) that exceed, in the aggregate, the following percentage per annum of the Fund's average daily net assets:



      Neuberger&Berman ULTRA SHORT Bond Trust                  0.75%
      Neuberger&Berman LIMITED MATURITY Bond Trust             0.80%



           Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice, and will terminate on February 28, 1997 if not extended by N&B Management. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


           For the fiscal year ended October 31, 1995, each Fund bore Total Operating Expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursement for each
     Fund), as follows:



      Neuberger&Berman ULTRA SHORT Bond Trust                0.72%
      Neuberger&Berman LIMITED MATURITY Bond Trust           0.77%


           Transfer Agent
     -------------------------------------------------------------------------

           The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be sent to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.



     DESCRIPTION OF INVESTMENTS

           In addition to the securities referred to in "Investment Programs" herein, each Portfolio, as indicated below, may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments or other types of investments which the Portfolios may make, see the SAI.

           U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or instrumentalities; by other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing
     Association, and Tennessee Valley Authority; and by various federally chartered or sponsored banks. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the Government and generally fluctuate with changing interest rates.

           VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

           REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity). The Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.


           ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust. Securities that are freely tradeable in their country of origin or in their principal market are not considered illiquid securities even if they are not registered for sale in the U.S.


           RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.


           REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at an agreed upon price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. A Portfolio will maintain a segregated account consisting of cash or high-grade, liquid debt obligations to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase the fluctuation in the market value of a Portfolio's assets and are a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.


           WHEN-ISSUED TRANSACTIONS. In a when-issued transaction, a Portfolio commits to purchase securities at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuations in a Portfolio's and its corresponding Fund's NAVs.

           MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA, and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities.


           ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer
     loans,      CARS[SERVICEMARK]      ("Certificates       for      Automobile
     Receivables[SERVICEMARK]"), credit card receivables, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.


           FOREIGN INVESTMENTS. The Portfolios may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by political or economic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process abroad.

     Neuberger&Berman LIMITED MATURITY Bond Portfolio may also invest in foreign securities denominated in or indexed to foreign currencies. Such securities may be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of foreign currencies relative to the U.S. dollar, which could result in losses irrespective of the performance of the underlying investment. N&B
     Management considers these factors in making investments for the Portfolio. Neuberger&Berman LIMITED MATURITY Bond Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.


           PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio maturity by (1) entering into interest rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. Neuberger&Berman LIMITED MATURITY Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. Neuberger&Berman LIMITED MATURITY Bond Portfolio will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.


           The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities held by a Portfolio and the prices of Hedging Instruments;
     (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired;
     (3) the fact  that  the  skills  needed  to  use  Hedging  Instruments  are different  from those  needed  to  select  a  Portfolio's  securities;  and
     (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or high-grade, liquid debt securities in a segregated account to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. Futures, options, and forward contracts are considered "derivatives." Losses that may arise from certain futures transactions are potentially unlimited.


           MUNICIPAL OBLIGATIONS (NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIO). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds - the interest on which may be a tax preference item for purposes of the federal alternative minimum tax - which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. These developments could reduce the value of al municipal securities or the securities of particular issuers.

           ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In calculating their daily income, the Portfolios accrue a portion of the difference between a zero coupon security's purchase price and its face value.

     USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
     -------------------------------------------------------------------------

           Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

     OTHER INFORMATION

      DIRECTORY                                FUNDS ELIGIBLE FOR EXCHANGE

      INVESTMENT MANAGER, ADMINISTRATOR,       EQUITY TRUST
      AND DISTRIBUTOR                          Neuberger&Berman Focus Trust
      Neuberger&Berman Management              Neuberger&Berman
      Incorporated                               Genesis Trust
      605 Third Avenue, 2nd Floor              Neuberger&Berman
      New York, NY 10158-0180                    Guardian Trust
      800-877-9700                             Neuberger&Berman
                                                 Manhattan Trust
      SUB-ADVISER                              Neuberger&Berman
      Neuberger&Berman, L.P.                     Partners Trust
      605 Third Avenue
      New York, NY 10158-3698

      Custodian and Transfer Agent             EQUITY ASSETS
      State Street Bank and Trust Company      Neuberger&Berman Socially
      225 Franklin Street                        Responsive Trust
      Boston, MA 02110

      Address correspondence to:               INCOME TRUST
      Neuberger&Berman Funds                   Neuberger&Berman
      Institutional Services                   Limited Maturity Bond Trust
      605 Third Avenue                         Neuberger&Berman
      New York, NY 10158-0180                    Ultra Short Bond Trust
      800-877-9700

      LEGAL COUNSEL
      Kirkpatrick & Lockhart LLP
      1800 Massachusetts Avenue, NW
      2nd Floor
      Washington, D.C. 20036-1800









     Neuberger&Berman, Neuberger&Berman Management Inc., and the above named Funds are service marks of Neuberger&Berman Management Inc.
     [COPYRIGHT] 1996 Neuberger&Berman Management Inc.

     _________________________________________________________________

                   NEUBERGER & BERMAN INCOME TRUST AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                                 DATED MARCH 1, 1996

           Neuberger & Berman              Neuberger & Berman
           Ultra Short Bond Trust          Limited Maturity Bond Trust
           (and Neuberger & Berman           (and Neuberger & Berman
             Ultra Short Bond                Limited Maturity Bond
             Portfolio)                      Portfolio)

                                No-Load Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700


     _________________________________________________________________


                  Neuberger & Berman Ultra Short Bond Trust ("Ultra Short") and Neuberger & Berman Limited Maturity Bond Trust ("Limited Maturity") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated March 1, 1996. The above-named Funds invest all of their net investable assets in Neuberger & Berman Ultra Short Bond Portfolio and Neuberger & Berman Limited Maturity Bond Portfolio (each a "Portfolio"), respectively.


           An investor can buy, own, and sell Fund shares ONLY through an account with a broker-dealer, pension plan administrator, or other institution (each an "Institution") that provides accounting, recordkeeping, and other services to investors and that has an administrative services agreement with Neuberger & Berman Management Incorporated ("N&B Management").


                  The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                  This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                  No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                  Table of Contents
                                  -----------------

                                                                            Page
                                                                            ----


     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     5
           Investment Policies and Limitations   . . . . . . . . . . . . .     5
           Rating Agencies   . . . . . . . . . . . . . . . . . . . . . . .    10
           Theresa A. Havell and Josephine P. Mahaney, Co-Portfolio
                  Managers of Neuberger & Berman Ultra Short Bond
                  Portfolio  . . . . . . . . . . . . . . . . . . . . . . .    10
           Theresa A. Havell and Thomas G. Wolfe, Co-Portfolio
                  Managers of Neuberger & Berman Limited Maturity Bond
           Portfolio   . . . . . . . . . . . . . . . . . . . . . . . . . . .  11
           Additional Investment Information   . . . . . . . . . . . . . .    12
           Risks of Fixed Income Securities  . . . . . . . . . . . . . . .    31

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    31
           Yield Calculations  . . . . . . . . . . . . . . . . . . . . . .    31
           Total Return Computations   . . . . . . . . . . . . . . . . . .    33
           Comparative Information   . . . . . . . . . . . . . . . . . . .    34
           Other Performance Information   . . . . . . . . . . . . . . . .    35

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    36

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    37

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    43
           Investment Manager and Administrator  . . . . . . . . . . . . .    43
           Sub-Adviser   . . . . . . . . . . . . . . . . . . . . . . . . .    46
           Investment Companies Managed  . . . . . . . . . . . . . . . . .    47
           Management and Control of N&B Management  . . . . . . . . . . .    49

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    50

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    50

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    52

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    53

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    54
           Taxation of the Funds   . . . . . . . . . . . . . . . . . . . .    54
           Taxation of the Portfolios  . . . . . . . . . . . . . . . . . .    55
           Taxation of the Funds' Shareholders   . . . . . . . . . . . . .    57

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    58
           Portfolio Turnover  . . . . . . . . . . . . . . . . . . . . . .    59

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    59

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    59

     INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . .    60

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    60

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    60

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    61

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    62

           Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . .    63
     RATINGS OF SECURITIES . . . . . . . . . . . . . . . . . . . . . . . .    63

           Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . .    66
     THE ART OF INVESTMENT:  A CONVERSATION
           WITH ROY NEUBERGER  . . . . . . . . . . . . . . . . . . . . . .    66

                                INVESTMENT INFORMATION

                  Each Fund is a separate series of Neuberger & Berman Income Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                  The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. This vote is required by the Investment Company Act of 1940 ("1940 Act") and is referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


     Investment Policies and Limitations
     -----------------------------------

                  Each Fund has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

           Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

                  All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                  For purposes of the investment limitation on concentration in particular industries, N&B Management identifies the "issuer" of a municipal obligation which is not a general obligation note or bond by the obligation's characteristics. The most significant of these character-istics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets Neuberger & Berman Limited Maturity Bond Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.


                  Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

                  The   Portfolios'   fundamental   investment    policies   and
     limitations are as follows:

                  1. Borrowing. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.


                  2.    Commodities.   Neither Portfolio  may purchase  physical
     commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                  3. Diversification. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.


                  4. Industry Concentration. Neither Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or
     (ii) investments by Neuberger & Berman Ultra Short Bond Portfolio in certificates of deposit ("CDs") or banker's acceptances issued by domestic branches of U.S. banks. Mortgage- and asset-backed securities are considered to be a single industry.


                  5. Lending. Neither Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.


                  6. Real Estate. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.


                  7.    Senior Securities.   Neither Portfolio may  issue senior
     securities, except as permitted under the 1940 Act.


                  8. Underwriting. Neither Portfolio may underwrite securi-ties of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").


                  The  Portfolios'  non-fundamental   investment  policies   and
     limitations are as follows:

                  1. Investments in Any One Issuer. Neuberger & Berman Ultra Short Bond Portfolio may not purchase the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.


                  2.    Illiquid  Securities.   Neither  Portfolio  may purchase
     any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.


                  3. Unseasoned Issuers. Neither Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.


                  4. Ownership of Portfolio Securities by Officers and Trustees. Neither Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.


                  5. Investments in Other Investment Companies. Neither Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.


                  6.    Oil and Gas Programs.   Neither Portfolio may  invest in
     participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.


                  7.    Borrowing.   Neither Portfolio  may purchase  securities
     if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.


                  8.    Lending.   Except for  the purchase  of debt  securities
     and engaging in repurchase agreements, neither Portfolio may make any loans other than securities loans.

                  9. Margin Transactions. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


                  10. Short Sales. Neither Portfolio may sell securities short, unless it owns, or has the right to obtain without payment of additional consideration securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.


                  11. Puts, Calls, Straddles, or Spreads. Neither Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) purchase securities with rights to put the securities to the seller in accordance with its investment program and
     (ii) purchase  call  options and  write  (sell) put  options to  close  out options previously written by the Portfolio, and Neuberger & Berman Limited Maturity Bond Portfolio may write covered call options and purchase put options. The Portfolios do not construe the foregoing limitation to preclude them from purchasing or selling options on futures contracts or from purchasing securities with rights to put the security to the issuer or a guarantor.


                  12.   Real  Estate Limited  Partnerships.   Neither  Portfolio
     may invest in real estate limited partnerships.


     Rating Agencies
     ---------------

                  As discussed in the Prospectus, the Portfolios may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Among the NRSROs, the Portfolios rely primarily on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


     Theresa  A. Havell  and  Josephine P.  Mahaney:   Co-Portfolio  Managers of
     Neuberger & Berman Ultra Short Bond Portfolio
     ---------------------------------------------------------------------

                  Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs almost always do indeed return the stated yield. But bond funds are different -- bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a bond fund's net asset value (and total return) but not necessarily the income received by the fund from its portfolio securities. Both the yield and risk of principal usually increase as the maturity of the bond increases.


                  So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest maturities. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.

                  What advice does Ms. Theresa Havell, the manager of the Fixed Income Group of Neuberger & Berman, L.P. ("Neuberger & Berman"), have for investors seeking the highest returns on their fixed income investments? "Look beyond interest rates to total return," she states unequivocally. Total return includes the yield from the bond and the increase or decrease in the market value (price) of the bond.

                  "Once you consider the risk to principal, then total return is the only concept that can measure what you are actually earning from your fixed income securities," Ms. Havell says.

                  Ultra Short is appropriate for investors who seek a higher total return alternative to money market funds with minimal risk to principal and liquidity.

     Theresa A. Havell and Thomas G. Wolfe:   Co-Portfolio Managers of Neuberger
     & Berman Limited Maturity Bond Portfolio
     --------------------------------------------------------------------------


                  Limited Maturity is intended for investors who seek the highest current income with less net asset value fluctuations from interest rate changes than that of a longer-term bond fund. Both the yield and risk to principal usually increase as the maturity of the bond increases. The Fund's corresponding Portfolio provides active fixed income portfolio management through investment in securities with an average weighted portfolio maturity of no longer than five years. Studies of bond returns have shown total returns were best in bonds having maturities of two to five years. These limited maturity bonds have historically provided the best value in the bond market and outperformed both shorter- and longer-term securities.

                  "Bonds of two-to-five year maturities have yields that have historically captured up to 95% of yields of longer bonds, but with substantially less price volatility," Ms. Havell explains. That's why studies show that limited maturity bonds may provide the best value in the bond market.

                  "Fixed income securities should preserve capital and provide the highest total return consistent with preservation of capital," says Mr. Wolfe, manager of Neuberger & Berman Limited Maturity Bond Portfolio.


     Additional Investment Information
     ---------------------------------

                  Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.


                  Repurchase Agreements (Both Portfolios). Repurchase agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Neither Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agree-ments and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the value of the repurchase agreement, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.


                  Securities  Loans  (Both Portfolios).    In  order to  realize
     income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.


                  Restricted Securities and Rule 144A Securities (Both Portfolios). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


                  Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Portfolio Trustees.


                  Commercial Paper (Both Portfolios). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                  Reverse  Repurchase  Agreements   (Both  Portfolios).    In  a
     reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                  Banking and Savings Institution Securities (Both Portfolios). The Portfolios may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.


                  The Portfolios may invest in securities issued by a commer-cial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or insti-tution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Port-folio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements. The Portfolios do not currently intend to invest in any security issued by a foreign savings institution.



                  Variable  or  Floating  Rate   Securities;    Demand  and  Put
     Features (Both Portfolios). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever specified interest rate index changes. The interest rate on variable and floating rate securities (collectively, "Variable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.


                  The Variable Rate Securities in which the Portfolios invest frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, the Variable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).


                  A Portfolio can also buy  fixed rate securities accompanied by a demand feature or a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of puts in purchasing these securities.


                  In calculating its maturity, each Portfolio is permitted to treat certain Variable Rate Securities as maturing on a date prior to the date on which principal is due to be paid. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


                  Mortgage-Backed Securities (Both Portfolios). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC"), or may be issued by private issuers.


                  Mortgage-backed securities may be issued in the form of col-lateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with
     CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity).


                  Governmental,  government-related,  and  private  entities may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments. Commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities (which generally are affiliates of the foregoing estab-lished to issue such securities), also create pass-through pools of residential mortgage loans. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and the mortgage poolers issue these forms of insurance and guarantees. Such insurance and guarantees, as well as the creditworthiness of the issuers thereof, are considered in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.


                  A Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. A Portfolio may not purchase mortgage-backed securities or any other assets that, in N&B Management's opinion, are illiquid if, as a result, more than 10% of the value of the Portfolio's net assets would be illiquid. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.


                  Because many mortgages are repaid early, the actual maturity of mortgage-backed securities may be shorter than their stated final maturity. In calculating its maturity, a Portfolio may apply certain industry conventions regarding the maturity of mortgage-backed instruments.


                  Asset-Backed Securities (Both Portfolios). The Portfolios may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments or distributions of principal and interest on asset-backed securities. Like mortgage-backed securities, asset-backed securities are subject to the risk of prepayment. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities, than is the case for mortgage-backed securities.


                  Certificates for Automobile Receivables(SERVICEMARK) ("CARS(SERVICEMARK)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are "passed-through" monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SERVICEMARK) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.


                  Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the
     Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur signaling a potential deterioration in the quality of the assets backing the secu-rity, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The nondeductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.


                  Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


                  U.S.  Dollar-Denominated Foreign Debt Securities (Both Portfo-
     lios). The Portfolios may invest in U.S. dollar-denominated debt securities issued by foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality and maturity standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sover-eign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailabil-ity of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain finan-cial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States.


                  Foreign Currency  Denominated Foreign Securities  (Neuberger &
     Berman Limited Maturity Bond Portfolio). The Portfolio may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
     (2) obligations of other corporations, and (3) obligations of foreign governments or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding section and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States), and (4) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.


                  Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.


                  Interest rates prevailing in other countries may affect prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments often affect the interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                  Foreign markets also have  different clearance and  settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio securities, or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                  In order to limit the risk inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, after such purchase, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

                  Dollar Rolls (Both Portfolios). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transactions as scheduled, which may result in losses to the Portfolio.


                  When-Issued  Transactions (Both Portfolios).   The Port-folios
     may purchase securities (including mortgage-backed securities such as GNMA, FNMA, and FHLMC certificates) on a when-issued basis. In such a transaction, a Portfolio commits to purchase securities (to secure an advantageous price and yield at the time of the commitment) and completes the purchase by making payment against delivery of the securities at a future date. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange.


                  In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.


                  The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Settlement of when-issued purchase transactions generally takes place within two months after the date of the transaction, but a Portfolio may agree to a longer settlement period.


                  A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.

                  When a Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian, until payment is made, cash, U.S. Government and Agency Securities, or other liquid, high-grade debt securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that each Portfolio maintains sufficient assets at all times to cover their obligations under when-issued purchases.


                  Futures Contracts and Options Thereon (Both Portfolios). Each Portfolio may purchase and sell interest-rate and bond index futures contracts and options thereon, and Neuberger & Berman Limited Maturity Bond Portfolio may purchase and sell foreign currency futures contracts (with interest-rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolios engage in inter-est-rate Futures and options transactions in an attempt to hedge against changes in securities prices resulting from expected changes in prevailing interest rates; Neuberger & Berman Limited Maturity Bond Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against expected changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in (1) interest-rate Futures and options thereon as a maturity management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment and (2) foreign currency Futures and options thereon as a means of establishing more definitely the effective return on securities denominated in foreign currencies held or intended to be acquired by them.


                  A  "sale"   of  a  Futures  Contract  (or  a  "short"  Futures
     position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.


                  "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("vari-
     ation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the current value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


                  U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"), an agency of the U.S. Government;
     Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

                  Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.


                  Although each Portfolio believes that the use of Futures Con-tracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. Moreover, the spread between values in the cash and futures markets is subject to distortion due to differences in the character of those markets. Because of the possibility of distortion, even a correct forecast of general market trends by N&B Management may not result in a successful transac-tion.


                  An  option on  a  Futures  Contract gives  the  purchaser  the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.


                  The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


                  Most U.S. futures exchanges limit the amount of fluctuation in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades thereof may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                  Covered Call and Put Options (Neuberger & Berman Limited Maturity Bond Portfolio). This Portfolio may write or purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income.


                  The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.

                  The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a certain security at a certain price at any time until a certain date, if the purchaser of the option decides to sell such security. The Portfolio may be obligated to purchase the underlying security at more than its current value.


                  When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.


                  When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time the purchaser requests until a certain date and receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price, thereby giving up any additional gain on the security.


                  When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.


                  Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at the exercise price, which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                  Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and its counter-party with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.


                  The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                  The premium received (or paid) by the Portfolio when it writes (or purchases) a call or put option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by the Portfolio for writing a covered call or put option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the sales price on the option's last reported trade on that day before the time the Portfolio's NAV is computed or, in the absence of any trades thereof on that day, the mean between the bid and ask prices as of that time.


                  Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                  The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. However, because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.


                  The Portfolio  pays brokerage  commissions in  connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.


                  Options normally have expiration  dates between three and nine months from the date written. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


                  Options  on  Foreign Currencies  (Neuberger  &  Berman Limited
     Maturity Bond Portfolio). This Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


                  Forward   Foreign  Currency  Contracts   (Neuberger  &  Berman
     Limited Maturity Bond Portfolio). This Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Portfolio enters into forward contracts in an attempt to hedge against expected changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of pro-tecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                  N&B Management believes that the use of foreign currency hedging techniques, including "cross-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in the Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a cross-hedge involving a forward contract to sell that foreign currency or a cross-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. N&B Management believes that hedges and cross-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or cross-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or cross-hedge had not been established. In addition, because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. If the Portfolio uses cross-hedging it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do vary with the expected degree of correlation.

           GENERAL CONSIDERATIONS INVOLVING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND FOREIGN CURRENCIES, AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS")

                  Futures Contracts and Options on Futures Contracts and Foreign Currencies. To the extent a Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                  In addition, pursuant to state securities laws, (1) the aggregate premiums paid by a Portfolio on all options (both exchange-
     traded and OTC) held by it at any time may not exceed 20% of its net assets and (2) the aggregate margin deposits required on all exchange-traded Futures Contracts and related options held at any time by a Portfo-lio may not exceed 5% of its total assets. Pursuant to an undertaking to a state securities law administrator, Neuberger & Berman Limited Maturity Bond Portfolio may not purchase a put option if, as a result, more than 5% of its total assets would be invested in put options.


                  Risks Involved in Using Hedging Instruments. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instru-ments are different from those needed to select a Portfolio's securities;
     (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.

                  The Portfolios' use of Hedging Instruments may be limited by provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each Portfolio must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of Portfolios."


                  Cover for Hedging Instruments. Each Portfolio will comply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities in the prescribed amount. Securities held in a segregated account cannot be sold while the Futures, option or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, option or forward position; this inability may result in a loss to the Portfolio.


                  Indexed Securities (Neuberger & Berman Limited Maturity Bond Portfolio). This Portfolio may invest in securities linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose value at maturity or interest rate rises or falls according to the change in one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates) and may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. Indexed securities may be more volatile than the underlying instrument itself.


                  Zero Coupon Securities (Both  Portfolios).  Each Portfolio may
     invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.



                  The discount on zero coupon securities ("original issue dis-count") is taken into account ratably by each Portfolio prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its pro rata share of its corresponding Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Informa-tion -- Taxation of the Funds"), a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.


                  The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodi-cally. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


                  Municipal Obligations (Neuberger & Berman Limited Maturity Bond Portfolio). This Portfolio may invest up to 5% of its net assets in municipal obligations which are issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities, and interest that is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


                  The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

     Risks of Fixed Income Securities
     --------------------------------

                  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.


                  Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would not be eligible for purchase by that Portfolio. In such a case, with respect to the non-money market Portfolios, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets. With respect to the money market Portfolios, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.


                               PERFORMANCE INFORMATION

                  Each Fund's performance figures are based on historical earnings and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share prices of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.


     Yield Calculations
     ------------------

                  Each Fund may advertise its "yield" based on a 30-day (or one-month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of an investment.

                  The annualized yields for Limited Maturity and Ultra Short for the 30-day period ended October 31, 1995 were 5.45% and 5.33%, respectively.


     Total Return Computations
     -------------------------

                  Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  n
                                    P(1+T)  = ERV


                  Average   annual   total   return  smooths   out  year-to-year
     variations and, in that respect, differs from actual year-to-year results.


                  Although Limited Maturity and Ultra Short did not commence operations until August 30, 1993 and September 7, 1993, respectively, each Fund's investment objective, limitations, and policies are the same as another mutual fund administered by N&B Management, which has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund and that Sister Fund's predecessor. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds and their predecessors. This information is based on historical performance and is not intended to indicate future performance.


                  The average annual total returns for Ultra Short, its Sister Fund and that Sister Fund's predecessor for the one- and five-year periods ended October 31, 1995, and for the period November 7, 1986 (commencement of operations of the Sister Fund's predecessor) through October 31, 1995, were +6.15%, +4.73%, and +5.89%, respectively. If an investor had invested $10,000 in that predecessor's shares on November 7, 1986 and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $16,726 on October 31, 1995.


                  The average annual total returns for Limited Maturity, its Sister Fund and that Sister Fund's predecessor for the one- and five-year periods ended October 31, 1995 and for the period June 9, 1986 (commencement of operations of the Sister Fund's predecessor) through October 31, 1995, were +8.36%, +6.81%, and +7.16%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986 and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $19,147 on October 31, 1995.



                  N&B Management reimbursed the Sister Funds and their predecessors for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return. Of course, past performance cannot guarantee future results.


     Comparative Information
     -----------------------

                  From time to time each Fund's performance may be compared with:

           (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including news-papers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report
                  magazines, The Wall Street Journal, The New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or


           (2) recognized bond, stock, and other indices such as the Shear-son Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell Index, and various other domestic, international, and global indices and changes in the Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in these indices.


                  Each Fund's performance also may be compared from time to time with the following specific indices and other measures of per-formance:

           Ultra Short's performance may be compared with the Merrill Lynch 2-year Treasury Index and the Salomon Brothers 6-month and 1-year Treasury Bill Indices, as well as the performance of Treasury Securities and the Lipper Short Investment Grade Debt Funds category.

           Limited Maturity's performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.


                  In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

                  Evaluations of the Funds' performance and their yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Neuberger & Berman Funds(SERVICEMARK) may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.


     Other Performance Information
     -----------------------------

                  From time  to time, information about  a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information, for example, may include the Portfolio's diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement,
     (2) paying for children's education, and (3) financially supporting aging parents.


                  Information (including charts and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily; for example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.


                  Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten year period.) Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.


                  Information regarding the effects of automatic investment and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.


                  From time to time the investment philosophy of N&B Man-agement's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.


                             CERTAIN RISK CONSIDERATIONS

                  Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective, and an investment in a Fund involves certain risks that are described in the sections entitled "Investment Programs" and "Description of Investments" in the Prospectus and "Investment Information--Additional Investment Information" in this SAI.


                                TRUSTEES AND OFFICERS

                  The  following  table  sets forth  information  concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


       Name, Address                  Positions Held
       and Age(1)                     With the Trusts      Principal Occupation(s)(2)
       -------------                  ---------------      --------------------------

       John Cannon (66)               Trustee of each      President, AMA Investment Advisers,
       CDC Associates, Inc.           Trust                Inc. (registered investment adviser)
       620 Sentry Parkway                                  (1976 - 1991); Senior Vice President
       Suite 220                                           AMA Investment Advisers, Inc. (1991 -
       Blue Bell, PA  19422                                1993); President of AMA Family of
                                                           Funds (investment companies) (1976 -
                                                           1991); Chairman and Treasurer of CDC
                                                           Associates, Inc. (registered
                                                           investment adviser) (1993 - present)

       Charles DeCarlo (74)           Trustee of each      President Emeritus of Sarah Lawrence
       33 West 67th Street            Trust                College; Chief Executive Officer of
       New York, NY 10023                                  Xicon Systems (animation company).

       Stanley Egener* (61)           Chairman of the      Partner of Neuberger & Berman;
                                      Board, Chief Exec-   President and Director of N&B Manage-
                                      utive Officer, and   ment; Chairman of the Board, Chief
                                      Trustee of each      Executive Officer, and Trustee of
                                      Trust                eight other mutual funds for which N&B
                                                           Management acts as investment manager
                                                           or administrator.
       Theresa A. Havell* (49)        President and        Partner of Neuberger & Berman; Vice
                                      Trustee of each      President and Director of N&B Manage-
                                      Trust                ment; President and Trustee of one
                                                           other mutual fund for which N&B
                                                           Management serves as administrator.

       Barry Hirsch (62)              Trustee of each      Senior Vice President, Secretary, and
       Loews Corporation              Trust                General Counsel of Loews Corporation
       667 Madison Avenue                                  (diversified financial corporation).
       7th Floor
       New York, NY 10021
       Robert A. Kavesh (68)          Trustee of each      Professor of Finance and Economics at
       110 Bleeker Street             Trust                Stern School of Business, New York
       Apt. 24B                                            University; Director of Del
       New York, NY 10012                                  Laboratories, Inc. and Greater New
                                                           York Mutual Insurance Co.





                                       - 31 -






       Name, Address                  Positions Held
       and Age(1)                     With the Trusts      Principal Occupation(s)(2)
       -------------                  ---------------      --------------------------

       Harold R. Logan (74)           Trustee of each      Chairman of Comstock Resources, Inc.
       19 Norfield Road               Trust                (natural resources company); Vice
       Weston, CT 06883                                    Chairman, Retired, of W.R. Grace & Co.
                                                           (chemicals, natural resources, and
                                                           selected consumer services).
       William E. Rulon (63)          Trustee of each      Senior Vice President and Secretary of
       Foodmaker, Inc.                Trust                Foodmaker, Inc. (operator and fran-
       9330 Balboa Avenue                                  chisor of restaurants).
       San Diego, CA 92123

       Candace L. Straight (48)       Trustee of each      Managing Director of Head & Company,
       Head & Company, LLC            Trust                LLC (limited liability company
       1330 Avenue of the Americas                         providing investment banking and con-
       12th Floor                                          sulting services to the insurance
       New York, NY 10019                                  industry); President of Integon Corpo-
                                                           ration (marketer of life insurance,
                                                           annuities, and property and casualty
                                                           insurance), 1990-1992; Director of and
                                                           Drake Holdings (U.K. motor insurer).

       Daniel J. Sullivan (56)        Vice President of    Senior Vice President of N&B
                                      each Trust           Management since 1992; prior thereto,
                                                           Vice President of N&B Management; Vice
                                                           President of eight other mutual funds
                                                           for which N&B Management acts as
                                                           investment manager or administrator.
       Michael J. Weiner (49)         Vice President and   Senior Vice President and Treasurer of
                                      Principal Finan-     N&B Management since 1992; Treasurer
                                      cial Officer of      of N&B Management from 1992 to 1996;
                                      each Trust           prior thereto, Vice President and
                                                           Treasurer of N&B Management and
                                                           Treasurer of certain mutual funds for
                                                           which N&B Management acted as
                                                           investment adviser; Vice President and
                                                           Principal Financial Officer of eight
                                                           other mutual funds for which N&B Man-
                                                           agement acts as investment manager or
                                                           administrator.

       Claudia A. Brandon (39)        Secretary of each    Vice President of N&B Management;
                                      Trust                Secretary of eight other mutual funds
                                                           for which N&B Management acts as
                                                           investment manager or administrator.






                                       - 32 -






       Name, Address                  Positions Held
       and Age(1)                     With the Trusts      Principal Occupation(s)(2)
       -------------                  ---------------      --------------------------

       Richard Russell (49)           Treasurer and        Vice President of N&B Management since
                                      Principal Account-   1993; prior thereto, Assistant Vice
                                      ing Officer of       President of N&B Management; Treasurer
                                      each Trust           and Principal Accounting Officer of
                                                           eight other mutual funds for which N&B
                                                           Management acts as investment manager
                                                           or administrator.
       Stacy Cooper-Shugrue (33)      Assistant Secre-     Assistant Vice President of N&B
                                      tary of each Trust   Management since 1993; prior thereto,
                                                           employee of N&B Management; Assistant
                                                           Secretary of eight other mutual funds
                                                           for which N&B Management acts as
                                                           investment manager or administrator.

       C. Carl Randolph (58)          Assistant Secre-     Partner of Neuberger & Berman since
                                      tary of each Trust   1992; prior thereto, employee of
                                                           Neuberger & Berman; Assistant
                                                           Secretary of eight other mutual funds
                                                           for which N&B Management acts as
                                                           investment manager or administrator.


     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.


     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Mr. Egener and Ms. Havell are interested persons by virtue of the fact that they are officers and directors of N&B Management and partners of Neuberger & Berman.


                  The Trust's Trust Instrument and Managers Trust's Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


                  The following fees and expenses were accrued and paid to Fund and Portfolio Trustees who are not affiliated with N&B Management or Neuberger & Berman for the year ending October 31, 1995: Neuberger & Berman Ultra Short Bond Trust and Portfolio $468, and Neuberger & Berman Limited Maturity Bond Trust and Portfolio $1,753.


                  The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the
     Neuberger & Berman Funds(SERVICEMARK) has any retirement plan for its trustees or officers.


                                            TABLE OF COMPENSATION
                                        FOR FISCAL YEAR ENDED 10/31/95
                                        ------------------------------

                                                                         Total Compensation from
                                             Aggregate Compensation      Trusts in the Neuberger &
       Name and Position with the Trust      from the Trust              Berman Fund Complex Paid to
       --------------------------------      ----------------------      Trustees
                                                                         ---------------------------


       John Cannon                           $  77                       $ 20,500
       Trustee                                                           (2 other investment
                                                                         companies)

       Charles DeCarlo                       $  128                      $ 33,500
       Trustee

       Stanley Egener                        $ 0                         $0
       Chairman of the Board, Chief                                      (9 other investment
       Executive Officer, and Trustee                                    companies)

       Theresa Havell                        $ 0                         $ 0
       President and Trustee                                             (2 other investment
                                                                         companies)





                                       - 34 -






                                            TABLE OF COMPENSATION
                                        FOR FISCAL YEAR ENDED 10/31/95
                                        ------------------------------

                                                                         Total Compensation from
                                             Aggregate Compensation      Trusts in the Neuberger &
       Name and Position with the Trust      from the Trust              Berman Fund Complex Paid to
       --------------------------------      ----------------------      Trustees
                                                                         ---------------------------

       Barry Hirsch                          $ 128                       $ 33,500
       Trustee                                                           (2 other investment
                                                                         companies)

       Robert A. Kavesh                      $ 113                       $ 30,500
       Trustee                                                           (2 other investment
                                                                         companies)

       Harold R. Logan                       $ 104                       $ 28,000
       Trustee                                                           (2 other investment
                                                                         companies)

       William E. Rulon                      $ 115                       $ 30,500
       Trustee                                                           (2 other investment
                                                                         companies)

       Candace L. Straight                   $ 119                       $ 32,000
       Trustee                                                           (2 other investment
                                                                         companies)



                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                  Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust on behalf of the Portfolio dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved for each Portfolio by the Portfolio Trustees, including a majority of the Portfolio Trustees who were not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), on April 27, 1993, and was approved by the holders of the interests in all the Portfolios on July 2, 1993.

                  The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.


                  N&B Management  provides to  each Portfolio, without  separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are partners of Neuberger & Berman), presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets as described in the Prospectus.


                  N&B  Management provides  similar  facilities,  services,  and personnel to each Fund pursuant to an administration agreement dated July 2, 1993 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide to investors who purchase shares of the Funds.


                  During the fiscal years ended October 31, 1995 and 1994 and the fiscal period ended October 31, 1993, each Fund accrued management and administration fees as follows: Limited Maturity - $65,572, $18,788, and $111; and Ultra Short - $11,176, $5,804, and $115, respectively.


                  N&B Management has agreed to reimburse each Fund for its Operating Expenses (including fees under the Administration Agreement) and its pro rata share of its corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.75% and 0.80% per annum of the average daily net assets ("Expense Limitation") of Ultra Short and Limited Maturity, respectively. From March 1, 1994 to February 28, 1995, N&B Management reimbursed each Fund for its Operating Expenses (including fees under the Administration Agreement) and its pro rata share of its corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceeded, in the aggregate, 0.65% and 0.70% per annum of the average daily net assets of Ultra Short and Limited Maturity, respectively; prior to that, the limits were 0.65% and 0.65%, respectively. "Operating Expenses" exclude interest, taxes brokerage costs and extraordinary expenses.


                  During the fiscal years ended October 31, 1995 and 1994 and the fiscal period ended October 31, 1993, N&B Management reimbursed each Fund the following amounts of expenses under the above arrangements:
     Limited Maturity - $123,568, $90,718, and $14,957; and Ultra Short - $104,135, $91,185, and $15,612, respectively.


                  N&B Management can terminate an expense limitation by giving the Fund at least 60 days' prior written notice.


                  The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                  The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust if authorized by the Fund Trustees, including a majority of the Independent Fund Trustees. Each Agreement terminates automatically if it is assigned.


                  In addition to the voluntary expense reimbursement noted above and described in the Prospectus under "Management and Administration -- Expenses," N&B Management has agreed in the Management Agreement to reimburse each Fund's expenses as follows. If, in any fiscal year, a Fund's Aggregate Operating Expenses (as defined below) exceed the most restrictive expense limitation imposed under the securities laws of the states in which the Fund's shares are qualified for sale ("State Expense Limitation"), then N&B Management will pay to the Fund the amount of that excess, less the amount of any reduction of the administration fee payable by the Fund under a similar State Expense Limitation contained in the Administration Agreement. N&B Management will have no obligation to pay a Fund, however, for any expenses that exceed the pro rata portion of the advisory fees attributable to that Fund's interest in its corresponding Portfolio. At the date of this SAI, the most restrictive expense limita-tion to which the Funds expect to be subject is 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets, and 1 1/2% of average net assets over $100 million. For the fiscal year ended October 31, 1995, there were no expense reimbursements required of N&B Management because of the State Expense Limitation.


                  For purposes of the State Expense Limitation, the term "Aggregate Operating Expenses" means a Fund's operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including any fees or expense reimbursements payable to N&B Management and any compensation payable thereto pursuant to (1) the Administration Agreement or (2) any other agreement or arrangement with Managers Trust in regard to the Portfolio, but excluding (with respect to both the Fund and the Portfolio) interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of business).


     Sub-Adviser
     -----------

                  N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on April 27, 1993 and was approved by the holders of the interests in the Portfolios on July 2, 1993.


                  The   Sub-Advisory  Agreement   provides  in   substance  that
     Neuberger  &  Berman  will  furnish  to  N&B  Management,  upon  reasonable request, such investment recommendations and research as Neuberger & Berman, from time to time, provides to its partners and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.

                  The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees, by a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.


                  Most  money  managers  that  come  to the  Neuberger &  Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Investment Companies Managed
     ----------------------------


                  N&B Management currently serves as investment manager of the following investment companies. As of December 31, 1995, these companies, along with three investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $11.9 billion, as shown in the following list:



                                                                  Approximate
                                                                 Net Assets at
     Name                                                      December 31, 1995
     ----                                                      -----------------


     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . .   $ 433,504,363
           (investment portfolio for Neuberger & Berman Cash Reserves)


     Neuberger & Berman Government Money Portfolio . . . . . . .   $ 275,569,350
           (investment portfolio for Neuberger & Berman Government Money Fund)


     Neuberger & Berman Limited Maturity Bond Portfolio  . . . .  $ 318,037,698
           (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)


     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . .  $ 102,724,936

           (investment portfolio for Neuberger & Berman Ultra Short Bond Fund and Neuberger & Berman Ultra Short Bond Trust)


     Neuberger & Berman Municipal Money Portfolio  . . . . . . .  $ 152,876,653
           (investment portfolio for Neuberger & Berman Municipal Money Fund)


     Neuberger & Berman Municipal Securities Portfolio . . . . .  $  43,859,557
           (investment portfolio for Neuberger & Berman Municipal Securities Trust)


     Neuberger & Berman New York Insured
         Intermediate Portfolio  . . . . . . . . . . . . . . .  $    11,742,945
           (investment portfolio for Neuberger & Berman New York Insured Intermediate Fund)

     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . .  $ 152,439,092
           (investment portfolio for Neuberger & Berman Genesis Fund and Neuberger & Berman Genesis Trust)

     Neuberger & Berman Guardian Portfolio . . . . . . . . .    $ 5,321,221,497
           (investment  portfolio   for  Neuberger  &   Berman  Guardian   Fund,
           Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)


     Neuberger & Berman Manhattan Portfolio  . . . . . . . . .  $   638,295,408
           (investment  portfolio  for   Neuberger  &  Berman   Manhattan  Fund,
           Neuberger & Berman Manhattan Trust, and Neuberger & Berman Manhattan Assets)


     Neuberger & Berman International Portfolio  . . . . . . . .  $   33,320,099
           (investment portfolio for Neuberger & Berman International Fund)


     Neuberger & Berman Partners Portfolio . . . . . . . . . .  $ 1,741,742,815
           (investment   portfolio  for   Neuberger  &  Berman   Partners  Fund,
           Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)


     Neuberger & Berman Focus Portfolio  . . . . . . . . . . .  $ 1,057,224,027
           (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)


     Neuberger & Berman Socially Responsive Portfolio  . . . .   $   115,240,931

           (investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman Socially Responsive Trust, and Neuberger & Berman NYCDC Socially Responsive Trust)


     Advisers Managers Trust (six series)  . . . . . . . . .   $   1,306,566,805


                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $64,302,128, $99,396,468, and $26,077,793, respectively, at December 31, 1995.


                      The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ.


                      There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula con-sidered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the
     Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


     Management and Control of N&B Management
     ----------------------------------------

              The directors  and officers of  N&B Management, all  of whom  have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theresa A. Havell, Vice President and director; Irwin Lainoff, director; Marvin C. Schwartz, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Robert Conti, Treasurer; William Cunningham, Vice President; Peter E. Sundman, Senior Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice

     President; Farha-Joyce Haboucha, Vice President; Michael M. Kassen, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Patrick T. Byrne, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Susan Switzer, Assistant Vice President; Susan Walsh, Assistant Vice President and Celeste Wischerth, Assistant Vice President. Messrs. Cantor, Egener, Lainoff, Schwartz, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Havell and Prindle are general partners of Neuberger & Berman.


                      Ms. Havell and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon and Cooper-Shugrue are officers, of each Trust. C. Carl Randolph, a general partner of Neuberger & Berman, also is an officer of each Trust.

                      All of the outstanding voting stock in N&B Management is owned by persons who are also general partners of Neuberger & Berman.

                              DISTRIBUTION ARRANGEMENTS

                      N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.


                      From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

                      The  Trust, on  behalf of each  Fund, and  the Distributor are parties to a Distribution Agreement that continues until July 2, 1996. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.


                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of either Fund for shares of one or more of the other Funds, or the equity funds that are briefly described below ("Equity Funds").



       Neuberger & Berman            Seeks  long-term  capital  appreciation  through  investments
       Focus Trust                   principally in common  stocks selected from 13  industry eco-
                                     nomic sectors.   The  corresponding portfolio  uses a  value-
                                     oriented approach to  select individual  securities and  then
                                     focuses  its  investments   in  the  sectors  in   which  the
                                     undervalued stocks  are clustered.    Through this  approach,
                                     90%  or more  of the fund's  investments are normally focused in not more than six sectors.

       Neuberger & Berman            Seeks  capital  appreciation through  investments principally
       Genesis Trust                 in  common stocks  of companies  with  small market  capital-
                                     izations, up  to $750 million.   The corresponding  portfolio
                                     uses   a  value-oriented   approach   to  the   selection  of
                                     individual securities.

       Neuberger & Berman            Seeks capital  appreciation through investments primarily  in
       Guardian Trust                a large  number of common  stocks of long-established,  high-
                                     quality  companies  that N&B  Management  believes are  well-
                                     managed.   Its corresponding portfolio  uses a value-oriented
                                     approach to the selection of individual  securities.  Current
                                     income is a  secondary objective.   The Sister  Fund and  its
                                     predecessor  have paid  its  shareholders an  income dividend every quarter,  and a capital  gain distribution every  year, since its inception in 1950,  although there can be no assur-
                                     ance that it will be able to continue to do so.



                                       - 43 -






       Neuberger & Berman            Seeks  capital  appreciation,  without   regard  to   income,
       Manhattan Trust               through  investments generally  in securities  of  medium-to-
                                     large-capitalization companies  that N&B  Management believes
                                     have  a  maximum potential  for increasing  total  NAV.   The
                                     corresponding  portfolio's  "growth at  a  reasonable  price"
                                     investment approach involves  greater risks  and share  price volatility  than programs  that invest  in more  conservative securities.

       Neuberger & Berman            Seeks capital growth  through an investment approach  that is
       Partners Trust                designed  to increase  capital  with  reasonable risk.    Its
                                     investment   program   seeks  securities   believed   to   be
                                     undervalued based on  strong fundamentals such as  low price-
                                     to-earnings ratios, consistent  cash flow, and the  company's
                                     track record  through all  parts of  the market  cycle.   The
                                     corresponding  portfolio uses  the value-oriented  investment approach to the selection of individual securities.

       Neuberger & Berman Socially   Seeks  long-term  capital  appreciation  through  investments
       Responsive Trust              primarily   in  securities   of  companies   that  meet  both
                                     financial and social criteria.




                      Any Fund described herein, and any of the Other N&B Funds, may terminate or modify its exchange privilege in the future.


                      Fund shareholders who are considering exchanging shares into any of the funds listed below should note that (1) the Equity Funds are series of a Delaware business trust (named "Neuberger & Berman Equity Trust") that is registered with the SEC as an open-end management investment company, except Neuberger & Berman Socially Responsive Trust, which is a series of Neuberger & Berman Equity Assets; and (2) each such series invests all of its net investable assets in a portfolio of Equity Managers Trust, an open-end management investment company that is managed by N&B Management. Each such portfolio has an investment objective identical to that of its corresponding fund and invests in accordance with investment policies and limitations identical to those of that fund.


                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Equity Funds share a prospectus, except for Neuberger & Berman Socially Responsive Trust. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------

                      The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.


     Redemptions in Kind
     -------------------


                      Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described under "Share Information -- Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses in converting those securities into cash and will be subject to fluctuations in the market price of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determine that it is in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.


                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), net capital gains (both long-term and short-term), and net gains from foreign currency transactions earned or realized by its corresponding Portfolio. Each Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time). Shares of the Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Dividends declared for each month are paid on the last Business Day of the month.

                      A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses but does not include realized gains and losses Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December. Income dividends are declared daily and paid monthly.



                      Dividends and other distributions, if any, are automatically reinvested in additional shares of the distributing Fund, unless and until the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds
     ---------------------

                      In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and for Limited Maturity, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months (i) Hedging Instruments (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.


                      Certain funds managed by N&B Management, including the Sister Funds, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfo-lio of Managers Trust or Equity Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Funds as well.


                      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


                      See the next section for a discussion of the tax conse-quences to Ultra Short and Limited Maturity of hedging and certain other transactions engaged in by their corresponding Portfolios.


     Taxation of the Portfolios
     --------------------------

                      The Portfolios have received a ruling from  the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, neither Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


                      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


                      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.


                      Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                      The Portfolios' use of hedging strategies, such as writ-ing (selling) and purchasing Futures Contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from transactions in Hedging Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.


                      If a Portfolio satisfies certain requirements, any in-crease in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short

     Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advan-tageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.



                      Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.


                      Neuberger  & Berman  Limited Maturity  Bond Portfolio  may
     invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), gener-ally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income cur-rently, for each taxable year to which it is attributable.


                      Each Portfolio may acquire zero coupon or other securi-ties issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash its corresponding

     Portfolio actually receives. Those distributions will be made from a Fund's (or its proportionate share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.


     Taxation of the Funds' Shareholders
     -----------------------------------

                      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares of Fund are purchased shortly before the record date for a dividend or other distribution, the purchaser will receive some portion of the purchase price back as a taxable distribution.

                                PORTFOLIO TRANSACTIONS

                      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers acting as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.


                      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any dealer in connection with the acquisition of securities in underwritings.


                      During the fiscal year ended October 31, 1995, Neuberger & Berman Ultra Short Bond Portfolio acquired securities of the following
     "regular brokers or dealers" (as defined in the 1940 Act): Canadian Imperial Bank of Commerce, Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith Inc., and Morgan Stanley & Co. Inc. At October 31, 1995, that Portfolio held none of the securities of its "regular brokers or dealers."


                      During the fiscal year ended October 31, 1995, Neuberger & Berman Limited Maturity Bond Portfolio acquired securities of the following "regular brokers or dealers": Canadian Imperial Bank of Commerce. At October 31, 1995, that Portfolio held none of the securities of its "regular brokers or dealers."


                      No   affiliate  of  any  Portfolio  receives  give-ups  or
     reciprocal  business in  connection with  its  portfolio transactions.   No
     Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio account unless an appropriate exemption is available.


     Portfolio Turnover
     ------------------

                      The portfolio turnover rate is the lesser of the cost of the securities purchased or the value of the securities sold, excluding all securities, including options, whose maturity or expiration date at the time of acquisition was one year or less, divided by the average monthly value of such securities owned during the year.

                               REPORTS TO SHAREHOLDERS


                      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                             CUSTODIAN AND TRANSFER AGENT

                      Each Fund  and Portfolio  has selected  State Street  Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions.


                                INDEPENDENT AUDITORS

                      Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.


                                    LEGAL COUNSEL

                      Each  Fund  and  Portfolio  has   selected  Kirkpatrick  &
     Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036, as its legal counsel.


                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                      The following table sets forth the name, address, and percentage of ownership of each person was known by each Fund to own beneficially or of record, 5% or more of that Fund's outstanding shares at January 31, 1996:


                                                                        Percentage of
                                                                        Ownership at
                                Name and Address                      January 31, 1996
                                ----------------                      ----------------

      Limited Maturity:         D. Leon Leonhardt PSP                      42.55%
      ----------------          for Partners & Principals
                                of Price Waterhouse dtd 6/28/85
                                1410 N. Westshore Blvd.
                                Tampa, FL  33607-4519




                                       - 52 -






                                                                        Percentage of
                                                                        Ownership at
                                Name and Address                      January 31, 1996
                                ----------------                      ----------------

                                North American Trust Co.                   13.97%
                                Omnibus Acct.
                                P.O. Box 84419
                                San Diego, CA  92138-4419
                                National Financial Serv. Corp.             10.51%
                                for the Exclusive Benefit of Our
                                Customers
                                P.O. Box 3908
                                Church Street Station
                                New York, NY 10008-3908

                                Chase Manhattan Bank TTEE                   5.57%
                                Various Retirement Plans under PPI
                                Retirement Program
                                Professional Pensions Inc.
                                444 Foxon Road
                                East Haven, CT  06513-2019

      Ultra Short:              Gary N. Skoloff, etc.                      64.06%
      -----------               Skoloff & Wolfe Target Benefit
                                Trust dtd 11/1/95
                                293 Eisenhower Pkwy.
                                Livingston, NJ  07039-1711
                                Aetna Life Insurance & Annuity Co.         13.21%
                                ACES - separate account F
                                Attn:  Michael Weiner - RTAL
                                15 Farmington Avenue
                                Hartford, CT  06156-0001



                      At January 31, 1996, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                FINANCIAL STATEMENTS

                      The following financial statements and related documents are incorporated herein by reference to the Funds' Annual Report to shareholders for the fiscal year ended October 31, 1995:


                      The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended October 31, 1995, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                                                      Appendix A

                                RATINGS OF SECURITIES

                             S&P corporate bond ratings:
                              --------------------------

                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                      BB,B  -  Debt  rated  'BB'  is  regarded,  unbalanced,  as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


                      BB - Debt rated 'BB' has less near-term vulnerability to default then other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, or economic conditions which could leave to an inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual implied 'BBB-' rating.


                      B - Debt rated 'B' has a greater vulnerability to default but current has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

              Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.

                      Moody's corporate bond ratings:
                      ------------------------------

                      Aaa - Bonds rated Aaa are judged to be of the best qual-ity. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are considered to be upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                      Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well characterizes bonds in this class.


                      B   -   Bonds   which   are   rated   B   generally   lack
     characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


                      Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier

     1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.


                      S&P commercial paper ratings:
                      ----------------------------

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

                      Moody's commercial paper ratings:
                      --------------------------------

                      Issuers rated PRIME-1 (or related supporting institu-tions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                      -        Leading  market   positions  in  well-established
                               industries.
                      -        High rates of return on funds employed.
                      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                      Issuers rated PRIME-2 (or related supporting institu-tions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B
                               ROY NEUBERGER'S ALMANAC

     The Art of Investing:
     A Conversation with Roy Neuberger

                                                "I  firmly believe  that
                                                if  you want  to  manage
                                                your   own  money,   you
                                                must  be  a  student  of
                                                the market.  If you  are
                                                unwilling  or unable  to
                                                do  that,  find  someone
                                                else   to   manage  your
                                                money for you."


                                                NEUBERGER & BERMAN

             [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

     [PICTURE OF ROY NEUBERGER]



                               During  my more  than sixty-five
                      years  of buying  and selling securities,
                      I've been asked many  questions about  my
                      approach  to  investing.   On  the  pages
                      that  follow   are   a  variety   of   my
                      thoughts,     ideas     and    investment
                      principles  which  have  served  me  well
                      over  the  years.    If  you  gain useful
                      knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                                                 \s\    Roy   R.
     Neuberger



                                      YOU'VE BEEN ABLE TO CONDENSE SOME OF THE
                                      CHARACTERISTICS OF SUCCESSFUL INVESTING INTO
                                      FIVE "RULES."  WHAT ARE THEY?

                                      Rule #1: Be flexible.  My philosophy has
                                      necessarily changed from time to time because
                                      of events and because of mistakes.  My views
                                      change as economic, political, and
                                      technological changes occur both on and
                                      sometimes off our planet.  It is imperative
                                      that you be willing to change your thoughts to
                                      meet new conditions.


                                      Rule #2: Take your temperament into account.
                                      Recognize whether you are by nature very speculative or just the opposite - fearful, timid of taking risks. But in any event --

       Diversify your investments,    Rule #3: Be broad-gauged. Diversify your
       make sure that some of your    investments, make sure that some of your
       principal is kept safe, and    principal is kept safe, and try to increase
       try to increase your income    your income as well as your capital.
       as well as your capital.


                                                [PICTURE OF ROY NEUBERGER]






                                      Rule #4: Always remember there are many ways to
                                      skin a cat! Ben Graham and David Dodd did it by
                                      understanding basic values.  Warren Buffet
                                      invested his portfolio in a handful of long-
                                      term holdings, while staying involved with the
                                      companies' managements.  Peter Lynch chose to
                                      understand, first-hand, the products of many
                                      hundreds of the companies he invested in.
                                      George Soros showed his genius as a hedge fund
                                      investor who could decipher world currency
                                      trends.  Each has been successful in his own
                                      way. But to be successful, remember to



                                        - 2 -








                                      Rule #5: Be skeptical. To repeat a few well-worn useful phrases:

                                              A. Dig for yourself.
                                              B. Be from Missouri.
                                              C. If it sounds too good to be true,
                                              it probably is.


                                      IN YOUR 65 YEARS OF INVESTING ARE THERE ANY
                                      GENERAL PATTERNS YOU'VE OBSERVED AS TO HOW THE
                                      MARKET BEHAVES?

                                      Every decade that I've been involved with Wall
                                      Street has a nuance of its own, an economic and
                                      social climate that influences investors.  But
                                      generally, bull markets tend to be longer than
                                      bear markets, and stock prices tend to go up
                                      more slowly and erratically than they go down.
                                      Bear markets tend to be shorter and of greater
                                      intensity.  The market rarely rises or declines
                                      concurrently with business cycles longer than
                                      six months.

                                      AS A LEGENDARY "VALUE INVESTOR," HOW DO YOU
                                      DEFINE VALUE INVESTING?

                                      Value investing means finding the best values -
                                      - either absolute or relative.  Absolute means
                                      a stock has a low market price relative to its
                                      own fundamentals.  Relative value means the
                                      price is attractive relative to the market as a
                                      whole.

                                      COULD YOU DESCRIBE A STOCK WITH "GOOD VALUE"?


                                      A classic example is a company that has a low
                                      price to earnings ratio, a low price to book
                                      ratio, free cash flow, a strong balance sheet,
                                      undervalued corporate assets, unrecognized
                                      earnings turnaround and is selling at a
                                      discount to private market value.

                                      These characteristics usually lead to companies
                                      that are under-researched and have a high
                                      degree of inside ownership and entrepreneurial
                                      management.



                                        - 3 -






                                      One of my colleagues at Neuberger & Berman says
                                      he finds his value stocks either "under a
                                      cloud" or "under a rock."  "Under a cloud"
                                      stocks are those Wall Street in general doesn't
                                      like, because an entire industry is out of
                                      favor and even the good stocks are being
                                      dropped.  "Under a rock" stocks are those Wall
                                      Street is ignoring, so you have to uncover them
                                      on your own.

                                      ARE THERE OTHER KEY CRITERIA YOU USE TO JUDGE
                                      STOCKS?


                                      I'm more interested in longer-term trends in
                                      earnings than short-term trends.  Earnings
                                      gains should be the product of long-term
                                      strategies, superior management, taking
                                      advantage of business opportunities and so on.
                                      If these factors are in their proper place,
                                      short-term earnings should not be of major
                                      concern.  Dividends are an important extra
                                      because, if they're stable, they help support
                                      the price of the stock.

                                      WHAT ABOUT SELLING STOCKS?

                                      Most individual investors should invest for the
                                      long term but not mindlessly.  A sell
                                      discipline, often neglected by investors, is
                                      vitally important.

       "One should fall in love       One should fall in love with ideas, with
       with ideas, with people or     people, or with idealism.  But in my book, the
       with idealism.  But in my      last thing to fall in love with is a particular
       book, the last thing to        security. It is after all just a sheet of paper
       fall in love with is a         indicating a part ownership in a corporation
       particular security."          and its use is purely mercenary.  If you must
                                      love a security, stay in love with it until it
                                      gets overvalued; then let somebody else fall in
                                      love.



                                                [PICTURE OF ROY NEUBERGER]








                                        - 4 -






                                      ANY OTHER ADVICE FOR INVESTORS?

                                      I firmly believe that if you want to manage
                                      your own money, you must be a student of the
                                      market.  If you're unwilling or unable to do
                                      that, find someone else to manage your money
                                      for you.  Two options are a well-managed no-
                                      load mutual fund or, if you have enough assets
                                      for separate account management, a money
                                      manager you trust with a good record.


                                      HOW WOULD YOU DESCRIBE YOUR PERSONAL INVESTING
                                      STYLE?

                                      Every stock I buy is bought to be sold.  The
                                      market is a daily event, and I continually
                                      review my holdings looking for selling
                                      opportunities.  I take a profit occasionally on
                                      something that has gone up in price over what
                                      was expected and simultaneously take losses
                                      whenever misjudgment seems evident. This
                                      creates a reservoir of buying power that can be
                                      used to make fresh judgments on what are the
                                      best values in the market at that time. My
                                      active investing style has worked well for me
                                      over the years, but for most investors I
                                      recommend a longer-term approach.

                                      I tend not to worry very must about the day to
                                      day swings of the market, which are very hard
                                      to comprehend.  Instead, I try to be rather
                                      clever in diagnosing values and trying to win
                                      70 to 80 percent of the time.

                                      YOU BEGAN INVESTING IN 1929.  WHAT WAS YOUR
                                      EXPERIENCE WITH THE "GREAT CRASH"?
















                                        - 5 -






                                      The only money I managed in the Panic of 1929
                                      was my own.  My portfolio was down about 12
                                      percent, and I had an uneasy feeling about the
                                      market and conditions in general.  Those were
                                      the days of 10 percent margin.  I studied the
                                      lists carefully for a stock that was overvalued
                                      in my opinion and which I could sell short as a
                                      hedge. I came across RCA at about $100 per
                                      share.  It had recently split 5 for 1 and
                                      appeared overvalued.  There were no dividends,
                                      little income, a low net worth and a weak
                                      financial position.  I sold RCA short in the
                                      amount equal to the dollar value of my long
                                      portfolio.  It proved to be a timely and
                                      profitable move.

                                      HOW DID THE CRASH OF 1929 AFFECT YOUR INVESTING
                                      STYLE?


                                      I am prematurely bearish when the market goes
                                      up for a long time and everybody is happy
                                      because they are richer.  I am very bullish
                                      when the market has gone down perceptibly and I
                                      feel it has discounted any troubles we are
                                      going to have.

                                      HOW IMPORTANT ARE PSYCHOLOGICAL FACTORS TO
                                      MARKET BEHAVIOR?

                                      There are many factors in addition to economic
                                      statistics or security analysis in a buy or
                                      sell decision.  I believe psychology plays an
                                      important role in the Market.  Some people
                                      follow the crowd in hopes they'll be swept
                                      along in the right direction, but if the crowd
                                      is late in acting, this can be a bad move.

                                      I like to be contrary.  When things look bad, I
                                      become optimistic. When everything looks rosy,
                                      and the crowd is optimistic, I like to be a
                                      seller.  Sometimes I'm too early, but I
                                      generally profit.

                                      AS A RENOWNED ART COLLECTOR, DO YOU FIND
                                      SIMILARITIES BETWEEN SELECTING STOCKS AND
                                      SELECTING WORKS OF ART?






                                        - 6 -






                                      Both are an art, although picking stocks is a
                                      minor art compared with painting, sculpture or
       "When things look bad, I       literature.  I started buying art in the 30s,
       become optimistic.  When       and in the 40s it was a daily, almost hourly
       everything looks rosy, and     occurrence.  My inclination to buy the works of
       the crowd is optimistic, I     living artists comes from Van Gogh, who sold
       like to be a seller."          only one painting during his lifetime.  He died
                                      in poverty, only then to become a legend and
                                      have his work sold for millions of dollars.




                                                [PICTURE OF ROY NEUBERGER]


                                      There are more variables to consider now in
                                      both buying art and picking stocks.  In the
                                      modern stock markets, the heavy use of futures
                                      and options has changed the nature of the
                                      investment world.  In past times, the stock
                                      market was much less complicated, as was the
                                      art world.

                                      Artists rose and fell on their own merits
                                      without a lot of publicity and attention.  As
                                      more and more dealers are involved with
                                      artists, the price of their work becomes
                                      inflated.  So I almost always buy works of
                                      unknown, relatively undiscovered artists,
                                      which, I suppose is similar to value investing.

                                      But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.
















                                        - 7 -






                                      WHAT DO YOU CONSIDER THE BUSINESS MILESTONES IN
                                      YOUR LIFE?

                                      Being a founder of Neuberger & Berman and
                                      creating one of the first no-load mutual funds.
                                      I started on Wall Street in 1929, and during
                                      the depression I managed my own money and that
                                      of my clientele.  We all prospered, but I
                                      wanted to have my own firm.  In 1939 I became a
                                      founder of Neuberger & Berman, and for about 10
                                      years we managed money for individuals with
                                      substantial financial assets.  But I also
                                      wanted to offer the smaller investor the
                                      benefits of professional money management, so
                                      in 1950 I created the Guardian Mutual Fund (now
                                      known as the Neuberger & Berman Guardian Fund).
                                      The Fund was kind of an innovation in its time
                                      because it didn't charge a sales commission.  I
                                      thought the public was being overcharged for
                                      mutual funds, so I wanted to create a fund that
                                      would be offered directly to the public without
                                      a sales charge.  Now of course the "no-load"
                                      fund business is a huge industry.  I managed
                                      the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]


                                      YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                      THE OFFICE EVERY DAY TO MANAGE YOUR
                                      INVESTMENTS.  WHY?

                                      I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.

                                      WHAT CLOSING WORDS OF ADVICE DO YOU HAVE ABOUT
                                      INVESTING?

                                      Realize that there are opportunities at all
                                      times for the adventuresome investor.  And stay
                                      in good physical condition.  It's a strange
                                      thing.  You do not dissipate your energies by
                                      using them.  Exercise your body and your brain
                                      every day, and you'll do better in investments
                                      and in life.






                                        - 8 -






                                      ROY NEUBERGER:  A BRIEF BIOGRAPHY

                                      Roy Neuberger is a founder of the investment
                                      management firm Neuberger & Berman, and a
                                      renowned value investor.  He is also a
                                      recognized collector of contemporary American
                                      art, much of which he has given away to museums
                                      and colleges across the country.

                                              During the 1920s, Roy studied art in
                                      Paris.  When he realized he didn't possess the
                                      talent to become an artist, he decided to
                                      collect art, and to support this passion, Roy
                                      turned to investing -- a pursuit for which his
                                      talents have proven more than adequate.


                                      A TALENT FOR INVESTING

                                              Roy began his investment career by
                                      joining a brokerage firm in 1929, seven months
                                      before the "Great Crash."  Just weeks before
                                      "Black Monday," he shorted the stock of RCA,
                                      thinking it was overvalued.  He profited from
                                      the falling market and gained a reputation for
                                      market prescience and stock selection that has
                                      lasted his entire career.

                                      NEUBERGER & BERMAN'S FOUNDING

                                              Roy's investing acumen attracted many
                                      people who wished to have him manage their
                                      money.  In 1939, at the age of 36, after
                                      purchasing a seat on the New York Stock
                                      Exchange, Roy founded Neuberger & Berman to
                                      provide money management services to people who
                                      lacked the time, interest or expertise to
                                      manage their own assets.















                                        - 9 -






                                      NEUBERGER & BERMAN -- OVER FIVE DECADES OF
                                      GROWTH

                                              Neuberger & Berman has grown through
                                      the years and now manages approximately $30
                                      billion of equity and fixed income assets, both
                                      domestic and international, for individuals,
                                      institutions, and its family of no-load mutual
                                      funds.  Today, as when the firm was founded,
                                      Neuberger & Berman follows a value approach to
                                      investing, designed to enable clients to
                                      advance in good markets and minimize losses
                                      when conditions are less favorable.















                                              For more complete information about
                                              the Neuberger & Berman Guardian Fund,
                                              including fees and expenses, call
                                              Neuberger & Berman Management at 800-
                                              877-9700 for a free prospectus.
                                              Please read it carefully, before you
                                              invest or send money.


















                                        - 10 -
























                                                       Neuberger & Berman Management
                                                       Inc.[SERVICE MARK]

                                                               605 Third Avenue, 2nd
                                                               Floor
                                                               New York, NY  10158-
                                                               0006
                                                               Shareholder Services
                                                               (800) 877-9700

                                                               [COPYRIGHT
                                                               SYMBOL]1995 Neuberger
                                                               & Berman

                                                PRINTED ON RECYCLED PAPER
                                                    WITH SOY BASED INKS



















                                        - 11 -






                           NEUBERGER & BERMAN INCOME TRUST

                                       PART C

                                  OTHER INFORMATION

     Item 24.         Financial Statements and Exhibits
                      ----------------------------------

     (a)      Financial Statements:

              The audited financial statements contained in the Annual Report to Shareholders of the Registrant for the fiscal year ended
              October 31, 1995 for Neuberger & Berman Income Trust (with respect to Neuberger & Berman Limited Maturity Bond Trust and
              Neuberger &  Berman Ultra  Short Bond  Trust) and Income  Managers
              Trust (with  respect to Neuberger  & Berman  Limited Maturity Bond
              Portfolio and Neuberger & Berman Ultra Short Bond Portfolio) and the reports of the independent auditors are incorporated into the Statement of Additional Information by reference.

              Included in Part A of this Post-Effective Amendment:

                      FINANCIAL  HIGHLIGHTS  for   the  periods
                      indicated therein for Neuberger &  Berman
                      Limited   Maturity    Bond   Trust    and
                      Neuberger  &  Berman  Ultra  Short   Bond
                      Trust.

     (b)      Exhibits:

              Exhibit
              Number              Description

                    (1)     (a)   Certificate of Trust.  Filed herewith.

                            (b)   Trust Instrument of Neuberger & Berman Income
                                  Trust.  Filed herewith.

                            (c)   Schedule  A  - Current  Series of  Neuberger &
                                  Berman Income Trust.  Filed herewith.

                    (2)     By-laws of Neuberger  & Berman Income Trust.   Filed
                            herewith.

                    (3)     Voting Trust Agreement.  None.

                    (4)     Specimen Share Certificate.  None.

                    (5)     (a)   (i)     Management  Agreement  Between  Income
                                          Managers  Trust and Neuberger & Berman
                                          Management               Incorporated.

                                          C-1






                                          Incorporated  by  Reference  to  Post-
                                          Effective   Amendment   No.   21    to
                                          Registration Statement of Neuberger  &
                                          Berman  Income  Funds,  File  Nos.  2-
                                          85229  and 811-3802,  EDGAR  Accession
                                          No. to be Provided by Amendment.

                                  (ii)    Schedule  A  -  Portfolios  of  Income
                                          Managers  Trust Currently  Subject  to
                                          the       Management        Agreement.
                                          Incorporated  by  Reference  to  Post-
                                          Effective    Amendment    No. 21    to
                                          Registration Statement of Neuberger  &
                                          Berman  Income  Funds,  File  Nos.  2-
                                          85229  and 811-3802,  EDGAR  Accession
                                          No. to be Provided by Amendment.

                                  (iii)   Schedule  B - Schedule of Compensation
                                          Under    the   Management   Agreement.
                                          Incorporated  by  Reference  to  Post-
                                          Effective    Amendment    No. 21    to
                                          Registration Statement of Neuberger  &
                                          Berman   Income   Funds,   File   Nos.
                                          2-85229 and 811-3802, EDGAR  Accession
                                          No. to be Provided by Amendment.

                            (b)   (i)     Sub-Advisory     Agreement     Between
                                          Neuberger    &    Berman    Management
                                          Incorporated and  Neuberger &  Berman,
                                          L.P.  with Respect  to Income Managers
                                          Trust.   Incorporated  by Reference to
                                          Post-Effective  Amendment  No. 21   to
                                          Registration Statement of Neuberger  &
                                          Berman  Income  Funds,  File  Nos.  2-
                                          85229  and 811-3802,  EDGAR  Accession
                                          No. to be Provided by Amendment.

                                  (ii)    Schedule  A  -  Portfolios  of  Income
                                          Managers  Trust Currently  Subject  to
                                          the      Sub-Advisory       Agreement.
                                          Incorporated  by  Reference  to  Post-
                                          Effective    Amendment    No. 21    to
                                          Registration Statement of Neuberger  &
                                          Berman   Income   Funds,   File   Nos.
                                          2-85229 and 811-3802, EDGAR  Accession
                                          No. to be Provided by Amendment.

                    (6)     (a)   Distribution  Agreement  Between  Neuberger  &
                                  Berman  Income Trust  and  Neuberger  & Berman
                                  Management Incorporated.  Filed herewith.



                                          C-2






                            (b)   Schedule  A -  Series  of Neuberger  &  Berman
                                  Income   Trust   Currently  Subject   to   the
                                  Distribution Agreement.  Filed herewith.

                    (7)     Bonus, Profit Sharing or Pension Plans.  None.

                    (8)     (a)   Custodian Contract Between Neuberger &  Berman
                                  Income Trust and  State Street Bank and  Trust
                                  Company.  Filed herewith.

                            (b)   Schedule   A   -  Approved   Foreign   Banking
                                  Institutions   and   Securities   Depositories
                                  Under  the  Custodian Contract.   Incorporated
                                  by  Reference   to  Post-Effective   Amendment
                                  No. 21 to Registration Statement of  Neuberger
                                  & Berman Income  Funds, File Nos.  2-85229 and
                                  811-3802, EDGAR  Accession No. to be  Provided
                                  by Amendment.

                    (9)     (a)   (i)     Transfer   Agency  Agreement   Between
                                          Neuberger  &  Berman Income  Trust and
                                          State  Street Bank  and Trust Company.
                                          Filed herewith.

                                  (ii)    First  Amendment  to  Transfer  Agency
                                          and    Service    Agreement    between
                                          Neuberger  &  Berman Income  Trust and
                                          State  Street Bank  and Trust Company.
                                          Filed herewith.

                            (b)   (i)     Administration    Agreement    Between
                                          Neuberger  &  Berman Income  Trust and
                                          Neuberger    &    Berman    Management
                                          Incorporated.  Filed herewith.

                                  (ii)    Schedule  A  -  Series of  Neuberger &
                                          Berman Income Trust Currently  Subject
                                          to   the   Administration   Agreement.
                                          Filed herewith.

                                 (iii)    Schedule  B - Schedule of Compensation
                                          Under  the  Administration  Agreement.
                                          Filed herewith.

                    (10)    Opinion  and Consent  of Kirkpatrick  & Lockhart  on
                            Securities Matters.   Incorporated  by Reference  to
                            Registrant's  Registration Statement,  File Nos. 33-
                            62872 and 811-7724.

                    (11)    Other Opinions, Appraisals, Rulings and Consents:



                                          C-3






                            Consent of Ernst & Young LLP,  Independent Auditors.
                            Filed Herewith.

                    (12)    Financial   Statements  Omitted   from   Prospectus.
                            None.

                    (13)    Letter of Investment Intent.  None.

                    (14)    Prototype Retirement Plan.  None

                    (15)    Plan Pursuant to Rule 12b-1.  None.

                    (16)    Schedule  of Computation  of Performance Quotations.
                            Incorporated   by   Reference    to   Post-Effective
                            Amendment   No.   1  to   Registrant's  Registration
                            Statement, File Nos. 33-62872 and 811-7724.

                    (17)    Financial Data Schedule.  Filed herewith.

                    (18)    Plan Pursuant to Rule 18f-3.  None.


     Item 25.     Persons   Controlled  By   or   Under  Common   Control   with
                  Registrant.
                  --------------------------------------------------

           No person is controlled by or under common control with the Registrant.

     Item 26.     Number of Holders of Securities.
                  -------------------------------

           The following information is given as of December 29, 1995.

                                                          Number of
       Title of Class                                   Record Holders
       --------------                                   --------------
       Shares of beneficial
       interest, $0.001 par value, of:


       Neuberger & Berman Limited Maturity Bond Trust           49
       Neuberger & Berman Ultra Short Bond Trust                25

     Item 27.     Indemnification.
                  ---------------

           A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust
     Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered

                                          C-4






     Person") to the fullest  extent permitted by law against  liability and all expenses reasonably incurred or  paid by him or her in connection  with any claim, action, suit  or proceeding ("Action")  in which he  or she  becomes involved as a  party or otherwise by  virtue of his or her  being or having been a Covered  Person and against amounts  paid or incurred by  him or her
     in settlement thereof.   Indemnification will  not be provided to  a person
     adjudged  by a court  or other body to  be liable to the  Registrant or its
     shareholders  by   reason  of  "willful   misfeasance,  bad  faith,   gross
     negligence or reckless disregard  of the duties involved in the  conduct of his office" ("Disabling  Conduct"), or not to  have acted in good  faith in the reasonable  belief that his or her  action was in the  best interest of
     the Registrant.   In the event of  a settlement, no indemnification  may be
     provided unless there  has been a determination that the officer or trustee did  not engage  in  Disabling  Conduct (i)  by  the  court or  other  body approving the  settlement; (ii) by  at least a  majority of those  trustees who  are  neither  interested  persons, as  that  term  is  defined in  the
     Investment  Company   Act  of   1940  ("1940   Act"),  of  the   Registrant
     ("Independent Trustees"),  nor parties to the matter based upon a review of readily available facts; or (iii)  by written opinion of  independent legal counsel based upon a review of readily available facts.

           Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The
     Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

           Section 9  of the Management  Agreement between Income Managers Trust
     ("Managers Trust") and  Neuberger and Berman Management  Incorporated ("N&B
     Management")  provides  that  neither  N&B  Management  nor  any  director, officer or  employee of N&B  Management performing services  for any series of Managers Trust  (each a "Portfolio") at the  direction or request of N&B
     Management  in   connection  with   N&B  Management's   discharge  of   its
     obligations under the Agreement  shall be liable for any error  of judgment or mistake  of law or for  any loss suffered  by a Portfolio  in connection with any  matter to which the Agreement  relates; provided, that nothing in the  Agreement shall be construed (i) to protect N&B Management against any liability to Managers  Trust or a Portfolio or its interestholders to which
     N&B   Management  would   otherwise  be  subject   by  reason   of  willful
     misfeasance,  bad faith,  or  gross negligence  in  the performance  of its duties, or  by  reason  of  N&B  Management's  reckless  disregard  of  its obligations and  duties  under  the  Agreement,  or  (ii)  to  protect  any director, officer or employee of N&B Management who is  or was a trustee or officer  of Managers  Trust against any  liability to  Managers Trust  or a

                                          C-5






     Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

           Section 1  of the Sub-Advisory  Agreement between  N&B Management and
     Neuberger &  Berman, L.P. ("Neuberger  & Berman") with  respect to Managers
     Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger &
     Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

           Section 11 of the Agreement provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

           Section 12 of the Administration Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations hereunder with respect to such Series; or
     (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management or its employees, agents or contractors.

           Section  13  of  the  Administration  Agreement  provides  that   N&B
     Management shall  indemnify  each Series  and  hold  it harmless  from  and against any  and all  losses, damages  and  expenses, including  reasonable attorneys' fees  and expenses, incurred  by such Series  which result from:
     (i) N&B Management's  failure to comply  with the  terms of this  Agreement with respect to  such Series; or (ii)  N&B Management's lack of  good faith in performing its  obligations hereunder with  respect to  such Series;  or
     (iii) N&B Management's  negligence or misconduct of  its employees,  agents
     or  contractors in  connection  herewith with  respect to  such Series.   A
     Series  shall not be entitled to such indemnification in respect of actions or omissions  constituting negligence  or misconduct  on the  part of  that
     Series or  its employees, agents  or contractors other  than N&B Management unless such  negligence or  misconduct results  from or  is accompanied  by negligence or  misconduct on  the part  of N&B  Management, any  affiliated person of N&B Management, or any affiliated person of an affiliated  person of N&B Management.


                                          C-6






           Section 11 of the  Distribution Agreement between  the Registrant and
     N&B  Management   contains  provisions  similar  to   Section  11   of  the
     Administration Agreement, with respect to N&B Management.

           Insofar   as  indemnification  for   liabilities  arising  under  the
     Securities Act of 1933 ("1933 Act") may be permitted to trustees,  officers and  controlling persons  of  the  Registrant  pursuant  to  the  foregoing provisions,  or otherwise,  the  Registrant has  been  advised that  in the opinion of the Securities and Exchange Commission, such  indemnification is against  public  policy as  expressed in  the 1933  Act and  is, therefore, unenforceable.  In the event that a claim for indemnification  against such liabilities (other than  the payment by the Registrant of expenses incurred or paid by  a trustee, officer or  controlling person of the  Registrant in the successful defense of  any action, suit or  proceeding) is asserted  by such  trustee, officer or controlling  person, the  Registrant will, unless in the opinion  of its counsel the  matter has been settled  by controlling precedent,  submit to  a  court of  appropriate  jurisdiction the  question whether such  indemnification by it  is against public  policy as expressed in  the 1933  Act and will  be governed by  the final  adjudication of such issue.

     Item 28.     Business and Other Connections of Adviser and Sub-Adviser.
                  ---------------------------------------------------------

           There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger &
     Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

       NAME                            BUSINESS AND OTHER CONNECTIONS
       ----------------------          -------------------------------

       Claudia A. Brandon              Secretary, Neuberger & Berman
       Vice President, N&B             Advisers Management Trust (Delaware
       Management                      business trust); Secretary, Advisers
                                       Managers Trust; Secretary, Neuberger
                                       & Berman Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Secretary, Neuberger & Berman Income
                                       Funds; Secretary, Neuberger & Berman
                                       Income Trust; Secretary, Neuberger &
                                       Berman Equity Funds; Secretary,
                                       Neuberger & Berman Equity Trust;
                                       Secretary, Income Managers Trust;
                                       Secretary, Equity Managers Trust;
                                       Secretary, Global Managers Trust;
                                       Secretary, Neuberger & Berman Equity
                                       Assets.



                                          C-7






       NAME                            BUSINESS AND OTHER CONNECTIONS
       ----------------------          -------------------------------

       Stacy Cooper-Shugrue            Assistant Secretary, Neuberger &
       Assistant Vice President,       Berman Advisers Management Trust
       N&B Management                  (Delaware business trust); Assistant
                                       Secretary, Advisers Managers Trust;
                                       Assistant Secretary, Neuberger &
                                       Berman Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Assistant Secretary, Neuberger &
                                       Berman Income Funds; Assistant
                                       Secretary, Neuberger & Berman Income
                                       Trust; Assistant Secretary,
                                       Neuberger & Berman Equity Funds;
                                       Assistant Secretary, Neuberger &
                                       Berman Equity Trust; Assistant
                                       Secretary, Income Managers Trust;
                                       Assistant Secretary, Equity Managers
                                       Trust; Assistant Secretary, Global
                                       Managers Trust; Assistant Secretary,
                                       Neuberger & Berman Equity Assets.

       Robert Cresci                   Assistant Portfolio Manager, BNP-N&B
       Assistant Vice President,       Global Asset Management L.P. (joint
       N&B Management                  venture of Neuberger & Berman and
                                       Banque Nationale de Paris) (2);
                                       Assistant Portfolio Manager, Vontobel
                                       (Swiss bank) (3).
























                                          C-8






       NAME                            BUSINESS AND OTHER CONNECTIONS
       ----------------------          -------------------------------

       Stanley Egener                  Chairman of the Board and Trustee,
       President and Director,         Neuberger & Berman Advisers
       N&B Management; General         Management Trust (Delaware business
       Partner, Neuberger & Berman     trust); Chairman of the Board and
                                       Trustee, Advisers Managers Trust;
                                       Chairman of the Board and Trustee,
                                       Neuberger & Berman Advisers
                                       Management Trust (Massachusetts
                                       business trust) (1); Chairman of the
                                       Board and Trustee, Neuberger & Berman
                                       Income Funds; Chairman of the Board
                                       and Trustee, Neuberger & Berman
                                       Income Trust; Chairman of the Board
                                       and Trustee, Neuberger & Berman
                                       Equity Funds; Chairman of the Board
                                       and Trustee, Neuberger & Berman
                                       Equity Trust; Chairman of the Board
                                       and Trustee, Income Managers Trust;
                                       Chairman of the Board and Trustee,
                                       Equity Managers Trust; Chairman of
                                       the Board and Trustee, Global
                                       Managers Trust; Chairman of the Board
                                       and Trustee, Neuberger & Berman
                                       Equity Assets.

       Theodore P. Giuliano            Executive Vice President and Trustee,
       Vice President, N&B             Neuberger & Berman Income Funds (5);
       Management (4); General         Executive Vice President and Trustee,
       Partner, Neuberger & Berman     Neuberger & Berman Income Trust (5);
                                       Executive Vice President and Trustee,
                                       Income Managers Trust (5).

       Theresa A. Havell               President and Trustee, Neuberger &
       Vice President and              Berman Income Funds; President and
       Director, N&B Management;       Trustee, Neuberger & Berman Income
       General Partner, Neuberger &    Trust; President and Trustee, Income
       Berman                          Managers Trust













                                          C-9






       NAME                            BUSINESS AND OTHER CONNECTIONS
       ----------------------          -------------------------------

       C. Carl Randolph                Assistant Secretary, Neuberger &
       General Partner, Neuberger &    Berman Advisers Management Trust
       Berman                          (Delaware business trust); Assistant
                                       Secretary, Advisers Managers Trust;
                                       Assistant Secretary, Neuberger &
                                       Berman Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Assistant Secretary, Neuberger &
                                       Berman Income Funds; Assistant
                                       Secretary, Neuberger & Berman Income
                                       Trust; Assistant Secretary,
                                       Neuberger & Berman Equity Funds;
                                       Assistant Secretary, Neuberger &
                                       Berman Equity Trust; Assistant
                                       Secretary, Income Managers Trust;
                                       Assistant Secretary, Equity Managers
                                       Trust; Assistant Secretary, Global
                                       Managers Trust; Assistant Secretary,
                                       Neuberger & Berman Equity Assets.

       Felix Rovelli                   Senior Vice President-Senior Equity
       Vice President,                 Portfolio Manager, BNP-N&B Global
       N&B Management                  Asset Management L.P. (joint venture
                                       of Neuberger & Berman and Banque
                                       Nationale de Paris) (2); Portfolio
                                       Manager, Vontobel (Swiss bank) (6).

       Richard Russell                 Treasurer, Neuberger & Berman
       Vice President,                 Advisers Management Trust (Delaware
       N&B Management                  business trust); Treasurer, Advisers
                                       Managers Trust; Treasurer,
                                       Neuberger & Berman Advisers
                                       Management Trust (Massachusetts
                                       business trust) (1); Treasurer,
                                       Neuberger & Berman Income Funds;
                                       Treasurer, Neuberger & Berman Income
                                       Trust; Treasurer, Neuberger & Berman
                                       Equity Funds; Treasurer, Neuberger &
                                       Berman Equity Trust; Treasurer,
                                       Income Managers Trust; Treasurer,
                                       Equity Managers Trust; Treasurer,
                                       Global Managers Trust; Treasurer,
                                       Neuberger & Berman Equity Assets.

       Susan Switzer                   Portfolio Manager, Mitchell Hutchins
       Assistant Vice President,       Asset Management Inc. (7).
       N&B Management



                                         C-10






       NAME                            BUSINESS AND OTHER CONNECTIONS
       ----------------------          -------------------------------

       Daniel J. Sullivan              Vice President, Neuberger & Berman
       Senior Vice President,          Advisers Management Trust (Delaware
       N&B Management                  business trust); Vice President,
                                       Advisers Managers Trust; Vice
                                       President, Neuberger & Berman
                                       Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Vice President, Neuberger & Berman
                                       Income Funds; Vice President,
                                       Neuberger & Berman Income Trust; Vice
                                       President, Neuberger & Berman Equity
                                       Funds; Vice President, Neuberger &
                                       Berman Equity Trust; Vice President,
                                       Income Managers Trust; Vice
                                       President, Equity Managers Trust;
                                       Vice President, Global Managers
                                       Trust; Vice President, Neuberger &
                                       Berman Equity Assets.

       Michael J. Weiner               Vice President, Neuberger & Berman
       Senior Vice President, N&B      Advisers Management Trust (Delaware
       Management                      business trust); Vice President,
                                       Advisers Managers Trust; Vice
                                       President, Neuberger & Berman
                                       Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       Vice President, Neuberger & Berman
                                       Income Funds; Vice President,
                                       Neuberger & Berman Income Trust; Vice
                                       President, Neuberger & Berman Equity
                                       Funds; Vice President, Neuberger &
                                       Berman Equity Trust; Vice President,
                                       Income Managers Trust; Vice
                                       President, Equity Managers Trust;
                                       Vice President, Global Managers
                                       Trust; Vice President, Neuberger &
                                       Berman Equity Assets.













                                         C-11






       NAME                            BUSINESS AND OTHER CONNECTIONS
       ----------------------          -------------------------------

       Lawrence Zicklin                President and Trustee, Neuberger &
       Director, N&B Management;       Berman Advisers Management Trust
       General Partner, Neuberger &    (Delaware business trust); President
       Berman                          and Trustee, Advisers Managers Trust;
                                       President and Trustee, Neuberger &
                                       Berman Advisers Management Trust
                                       (Massachusetts business trust) (1);
                                       President and Trustee, Neuberger &
                                       Berman Equity Funds; President and
                                       Trustee, Neuberger & Berman Equity
                                       Trust; President and Trustee, Equity
                                       Managers Trust; President, Global
                                       Managers Trust; President and
                                       Trustee, Neuberger & Berman Equity
                                       Assets


           The principal address of N&B Management, Neuberger & Berman,  BNP-N&B
     Global Asset Management L.P. and  of each of the investment companies named above, is 605 Third Avenue, New York, New  York 10158.  Other addresses  to be provided by amendment.
     ____________________________

     (1)   Until April 30, 1995.
     (2)   Until October 31, 1995.
     (3)   Until May 1994.
     (4)   Until November 4, 1994.
     (5)   Until June 22, 1994.
     (6)   Until April 1994.
     (7)   Until 1994.


     Item 29.     Principal Underwriters.
                  ----------------------

           (a)    N&B   Management,  the   principal   underwriter  distributing
     securities  of  the  Registrant,  is  also  the principal  underwriter  and distributor for each  of the following investment companies and  any series thereof:

                  Neuberger & Berman Advisers Management Trust
                  Neuberger & Berman Equity Assets
                  Neuberger & Berman Equity Funds
                  Neuberger & Berman Equity Trust
                  Neuberger & Berman Income Funds

                  N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.


                                         C-12






           (b)    Set forth  below is  information concerning the  directors and
     officers  of  the  Registrant's  principal  underwriter.     The  principal
     business  address of each  of the persons listed  is 605  Third Avenue, New
     York, New  York 10158-0180, which is  also the address of  the Registrant's principal underwriter.

       NAME                     POSITIONS AND OFFICES           POSITIONS AND OFFICES
                                WITH UNDERWRITER                WITH REGISTRANT

       Claudia A. Brandon       Vice President                  Secretary

       Patrick T. Byrne         Assistant Vice President        None

       Richard A. Cantor        Chairman of the Board and       None
                                Director
       Robert Conti             Treasurer                       None

       Stacy Cooper-Shugrue     Assistant Vice President        Assistant Secretary
       Robert Cresci            Assistant Vice President        None

       William Cunningham       Vice President                  None

       Barbara DiGiorgio        Assistant Vice President        None
       Roberta D'Orio           Assistant Vice President        None

       Stanley Egener           President and Director          Chairman of the Board
                                                                of Trustees
                                                                (Chief Executive
                                                                Officer)
       Joseph G. Galli          Assistant Vice President        None

       Robert I. Gendelman      Assistant Vice President        None

       Mark R. Goldstein        Vice President                  None
       Farha-Joyce Haboucha     Vice President                  None

       Theresa A. Havell        Vice President and Director     None
       Leslie Holliday-Soto     Assistant Vice President        None

       Jody L. Irwin            Assistant Vice President        None

       Michael M. Kassen        Vice President                  None
       Irwin Lainoff            Director                        None

       Michael Lamberti         Vice President                  None
       Josephine Mahaney        Vice President                  None

       Carmen G. Martinez       Assistant Vice President        None

       Lawrence Marx III        Vice President                  None

                                         C-13






       NAME                     POSITIONS AND OFFICES           POSITIONS AND OFFICES
                                WITH UNDERWRITER                WITH REGISTRANT

       Ellen Metzger            Vice President and Secretary    None
       Paul Metzger             Assistant Vice President        None

       Janet W. Prindle         Vice President                  None

       Felix Rovelli            Vice President                  None
       Richard Russell          Vice President                  Treasurer (Principal
                                                                Accounting Officer)

       Marvin C. Schwartz       Director                        None
       Kent C. Simons           Vice President                  None

       Frederick B. Soule       Vice President                  None

       Susan Switzer            Assistant Vice President        None
       Daniel J. Sullivan       Senior Vice President           Vice President

       Peter E. Sundman         Senior Vice President           None
       Andrea Trachtenberg      Vice President of Marketing     None

       Judith M. Vale           Vice President                  None

       Clara Del Villar         Vice President                  None
       Susan Walsh              Assistant Vice President        None

       Michael J. Weiner        Senior Vice President           Vice President
                                                                (Principal Financial
                                                                Officer)
       Celeste Wischerth        Assistant Vice President        None

       Thomas Wolfe             Vice President                  None

       Lawrence Zicklin         Director                        Trustee and President


           (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

     Item 30.     Location of Accounts and Records.
                  --------------------------------

                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

     Item 31.     Management Services
                  -------------------

                  Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     Item 32.     Undertakings
                  ------------

                  Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN INCOME TRUST has duly caused this Post-Effective Amendment No. 3 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of February, 1996.

                              NEUBERGER & BERMAN INCOME TRUST


                              By: /s/ Stanley Egener
                                  -----------------------------
                                   Stanley Egener
                                   Chairman of the Board


           Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                    Title                      Date
       ---------                    -----                      ----


       /s/ Charles De Carlo*        Trustee                    February 22, 1996
       ---------------------
       Charles DeCarlo



       /s/ Stanley Egener           Chairman of the Board      February 22, 1996
       ----------------------       of Trustee (Chief
       Stanley Egener               Executive Officer)



                                    Trustee                    February 22, 1996
       ----------------------
       John Cannon


       /s/ Theresa A. Havell        President and Trustee      February 22, 1996
       ----------------------
       Theresa A. Havell


                            (signatures continued on next page)








       Signature                    Title                      Date
       ---------                    -----                      ----

       /s/ Barry Hirsch*            Trustee                    February 22, 1996
       ----------------------
       Barry Hirsch



       /s/ Robert A. Kavesh*        Trustee                    February 22, 1996
       ---------------------
       Robert A. Kavesh



                                    Trustee                    February 22, 1996
       ---------------------
       Harold R. Logan



       /s/ William E. Rulon*        Trustee                    February 22, 1996
       ---------------------
       William E. Rulon



                                    Trustee                    February 22, 1996
       -----------------------
       Candace L. Straight



       /s/ Michael J. Weiner        Vice President             February 22, 1996
       -----------------------      (Principal Financial
       Michael J. Weiner            Officer)



       /s/ Richard Russell          Treasurer (Principal       February 22, 1996
       -----------------------      Accounting Officer)
       Richard Russell


     * Signatures affixed by Dana L. Platt pursuant to a power of attorney dated June 24, 1993, and filed herewith.

                                     SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 3 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of February, 1996.


                              INCOME MANAGERS TRUST


                              By: /s/ Stanley Egener
                                  ------------------------
                                  Stanley Egener
                                  Chairman of the Board


           Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the date indicated.

       Signature                    Title                      Date
       ---------                    -----                      ----


       /s/ Charles De Carlo*        Trustee                    February 22, 1996
       ---------------------
       Charles DeCarlo



       /s/ Stanley Egener           Chairman of the Board      February 22, 1996
       ----------------------       of Trustee (Chief
       Stanley Egener               Executive Officer)



                                    Trustee                    February 22, 1996
       ----------------------
       John Cannon

                            (signatures continued on next page)








       Signature                    Title                      Date
       ---------                    -----                      ----

       /s/ Theresa A. Havell        President and Trustee      February 22, 1996
       ----------------------
       Theresa A. Havell



       /s/ Barry Hirsch*            Trustee                    February 22, 1996
       ----------------------
       Barry Hirsch



       /s/ Robert A. Kavesh*        Trustee                    February 22, 1996
       ---------------------
       Robert A. Kavesh



       /s/ Harold R. Logan*         Trustee                    February 22, 1996
       ---------------------
       Harold R. Logan



       /s/ William E. Rulon*        Trustee                    February 22, 1996
       ---------------------
       William E. Rulon



       /s/ Candace L. Straight*     Trustee                    February 22, 1996
       -----------------------
       Candace L. Straight



       /s/ Michael J. Weiner        Vice President             February 22, 1996
       -----------------------      (Principal Financial
       Michael J. Weiner            Officer)



       /s/ Richard Russell          Treasurer (Principal       February 22, 1996
       -----------------------      Accounting Officer)
       Richard Russell

     * Signatures affixed by Dana L. Platt pursuant to a power of attorney dated December 20, 1994, and filed herewith.

                                  POWER OF ATTORNEY
                                  -----------------


           NEUBERGER & BERMAN INCOME TRUST, a Delaware business trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Theresa A. Havell, Michael J. Weiner, Richard M. Phillips, Alan R. Dynner and Dana L. Platt (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, any registration statements on Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

           IN WITNESS WHEREOF, NEUBERGER & BERMAN INCOME TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 24th day of June, 1993.

                              NEUBERGER & BERMAN INCOME TRUST


                              By:  /s/ Theresa A. Havell
                                  -----------------------------
                                   Theresa A. Havell, President

     [SEAL]

     ATTEST:


     /s/ Claudia A. Brandon
     ______________________________
     Claudia A. Brandon,
     Secretary

                         [Signatures Continued on Next Page]

                     Signature                            Title
                     ---------                            -----

       /s/ Stanley Egener                     Chairman of the Board, Chief
       ________________________               Executive Officer, and
       Stanley Egener                         Trustee


       /s/ Theresa A. Havell                  President and Trustee
       ________________________
       Theresa A. Havell


       ------------------------               Executive Vice President and
       Theodore P. Giuliano (Crossed Out)     Trustee (Crossed Out)
                                              (Resigned)

       /s/ Michael J. Weiner                  Vice President and Principal
       ------------------------               Financial Officer
       Michael J. Weiner


       /s/ Richard Russell                    Treasurer and Principal
       ------------------------               Accounting Officer
       Richard Russell


       /s/ Claudia A. Brandon                 Secretary
       ------------------------
       Claudia A. Brandon


       /s/ Charles DeCarlo                    Trustee
       ------------------------
       Charles DeCarlo


       ------------------------               Trustee (Crossed Out)
       A. Leon Ferguson (Crossed Out)         (Retired)


       ------------------------               Trustee (Crossed Out)
       Ann Maynard Gray (Crossed Out)         (Resigned)


                       [Signatures Continued on Next Page]

       /s/ Barry Hirsch                       Trustee
       ------------------------
       Barry Hirsch

                     Signature                            Title
                     ---------                            -----

       ------------------------               Trustee (Crossed Out)
       Leslie A. Jacobson (Crossed Out)       (Retired)


       /s/ Robert A. Kavesh                   Trustee
       ------------------------
       Robert A. Kavesh


                                              Trustee
       ------------------------
       Harold R. Logan


       /s/ William E. Rulon                   Trustee
       ------------------------
       William E. Rulon


       ------------------------               Trustee (Crossed Out)
       Herbert R. Silverman (Crossed Out)     (Retired)


                                              Trustee
       ------------------------
       Candace L. Straight

                                  POWER OF ATTORNEY
                                  -----------------

           INCOME MANAGERS TRUST, a New York trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Theresa A. Havell, Michael J. Weiner, Alan R. Dynner, Richard M. Phillips, Dana L. Platt, and Arthur C. Delibert (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any and all amendments to the Registration Statements of the Trust and any "feeder fund" on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940, and any registration statements on Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of interests in the Trust, any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

           IN WITNESS WHEREOF, INCOME MANAGERS TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 20th day of December, 1994.

                              INCOME MANAGERS TRUST


                              By:  /s/ Theresa A. Havell
                                  --------------------------------
                                   Theresa A. Havell, President

     [SEAL]

     ATTEST:

     /s/ Claudia A. Brandon
     ______________________________
     Claudia A. Brandon,
     Secretary

                         [Signatures Continued on Next Page]

                    Signature                             Title
                    ---------                             -----

       /s/ Stanley Egener                   Chairman of the Board, Chief
       ________________________             Executive Officer, and Trustee
       Stanley Egener


       /s/ Theresa A. Havell                President and Trustee
       ________________________
       Theresa A. Havell


       /s/ Michael J. Weiner                Vice President and Principal
       ------------------------             Financial Officer
       Michael J. Weiner


       /s/ Richard Russell                  Treasurer and Principal
       ------------------------             Accounting Officer
       Richard Russell


       /s/ Claudia A. Brandon               Secretary
       ------------------------
       Claudia A. Brandon


       /s/ Charles DeCarlo                  Trustee
       ------------------------
       Charles DeCarlo


       ------------------------             Trustee (Retired)
       A. Leon Fergenson (Crossed Out)


       ______________________________       Trustee
       John Cannon


       /s/Barry Hirsch                      Trustee
       ------------------------
       Barry Hirsch


       ------------------------             Trustee (Crossed Out)
       Leslie A. Jacobson (Crossed Out)

                        [Signatures Continued on Next Page]

                    Signature                             Title
                    ---------                             -----

       /s/ Robert A. Kavesh                 Trustee
       ------------------------
       Robert A. Kavesh


       /s/ Harold R. Logan                  Trustee
       ------------------------
       Harold R. Logan


       /s/ William E. Rulon                 Trustee
       ------------------------
       William E. Rulon


       ------------------------             Trustee (Retired)
       Herbert R. Silverman (Crossed Out)

       /s/ Candace L. Straight              Trustee
       ______________________________
       Candace L. Straight

                           NEUBERGER & BERMAN INCOME TRUST
                     POST-EFFECTIVE AMENDMENT NO. 3 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                          Sequentially
       Exhibit                                                              Numbered
       Number                       Description                               Page


       (1)       (a)   Certificate of Trust.  Filed herewith.                 ____

                 (b)     Trust Instrument of Neuberger & Berman               ____
                         Income Trust.  Filed herewith.

                 (c)     Schedule A - Current Series of Neuberger             ____
                         & Berman Income Trust.  Filed herewith.
       (2)       By-laws of Neuberger & Berman Income Trust.                  ____
                 Filed herewith.

       (3)       Voting Trust Agreement.  None.                               N.A.
       (4)       Specimen Share Certificate.  None.                           N.A.

       (5)       (a)     (i)      Management Agreement Between                N.A.
                                  Income Managers Trust and
                                  Neuberger & Berman Management
                                  Incorporated.  Incorporated by
                                  Reference to Post-Effective
                                  Amendment No. 21 to
                                  Registration Statement of
                                  Neuberger & Berman Income
                                  Funds, File Nos. 2-85229 and
                                  811-3802, EDGAR Accession No.
                                  to be Provided by Amendment.

                         (ii)     Schedule A - Portfolios of                  N.A.
                                  Income Managers Trust Currently
                                  Subject to the Management
                                  Agreement.  Incorporated by
                                  Reference to Post-Effective
                                  Amendment No. 21 to
                                  Registration Statement of
                                  Neuberger & Berman Income
                                  Funds, File Nos. 2-85229 and
                                  811-3802, EDGAR Accession No.
                                  to be Provided by Amendment.








                                                                          Sequentially
       Exhibit                                                              Numbered
       Number                       Description                               Page


                         (iii)    Schedule B - Schedule of                    N.A.
                                  Compensation Under the
                                  Management Agreement.
                                  Incorporated by Reference to
                                  Post-Effective Amendment No. 21
                                  to Registration Statement of
                                  Neuberger & Berman Income
                                  Funds, File Nos. 2-85229 and
                                  811-3802, EDGAR Accession No.
                                  to be Provided by Amendment.
                 (b)     (i)      Sub-Advisory Agreement Between              N.A.
                                  Neuberger & Berman Management
                                  Incorporated and Neuberger &
                                  Berman, L.P. with Respect to
                                  Income Managers Trust.
                                  Incorporated by Reference to
                                  Post-Effective Amendment No. 21
                                  to Registration Statement of
                                  Neuberger & Berman Income
                                  Funds, File Nos. 2-85229 and
                                  811-3802, EDGAR Accession No.
                                  to be Provided by Amendment.

                         (ii)     Schedule A - Portfolios of                  N.A.
                                  Income Managers Trust Currently
                                  Subject to the Sub-Advisory
                                  Agreement.  Incorporated by
                                  Reference to Post-Effective
                                  Amendment No. 21 to
                                  Registration Statement of
                                  Neuberger & Berman Income
                                  Funds, File Nos. 2-85229 and
                                  811-3802, EDGAR Accession No.
                                  to be Provided by Amendment.

       (6)       (a)     Distribution Agreement Between Neuberger             ____
                         & Berman Income Trust and Neuberger &
                         Berman Management Incorporated.  Filed
                         herewith.
                 (b)     Schedule A - Series of Neuberger &                   ____
                         Berman Income Trust Currently Subject to
                         the Distribution Agreement.  Filed
                         herewith.

       (7)       Bonus, Profit Sharing or Pension Plans.  None.               N.A.








                                                                          Sequentially
       Exhibit                                                              Numbered
       Number                       Description                               Page


       (8)       (a)     Custodian Contract Between Neuberger &               ____
                         Berman Income Trust and State Street
                         Bank and Trust Company.  Filed herewith.

                 (b)     Schedule A - Approved Foreign Banking                N.A.
                         Institutions and Securities Depositories
                         Under the Custodian Contract.
                         Incorporated by Reference to Post-
                         Effective Amendment No. 21 to
                         Registration Statement of Neuberger &
                         Berman Income Funds, File Nos. 2-85229
                         and 811-3802, EDGAR Accession No. to be
                         Provided by Amendment.

       (9)       (a)     (i)      Transfer Agency Agreement
                                  Between Neuberger & Berman
                                  Income Trust and State Street
                                  Bank and Trust Company.  Filed
                                  herewith.

                         (ii)     First Amendment to Transfer                 ____
                                  Agency and Service Agreement
                                  between Neuberger & Berman
                                  Income Trust and State Street
                                  Bank and Trust Company.  Filed
                                  herewith.
                 (b)     (i)      Administration Agreement                    ____
                                  Between Neuberger & Berman
                                  Income Trust and Neuberger &
                                  Berman Management Incorporated.
                                  Filed herewith.

                         (ii)     Schedule A - Series of                      ____
                                  Neuberger & Berman Income Trust
                                  Currently Subject to the
                                  Administration Agreement.
                                  Filed herewith.
                         (iii)    Schedule B - Schedule of                    ____
                                  Compensation Under the
                                  Administration Agreement.
                                  Filed herewith.

       (10)      Opinion and Consent of Kirkpatrick & Lockhart on             N.A.
                 Securities Matters.  Incorporated by Reference
                 to Registrant's Registration Statement, File
                 Nos. 33-62872 and 811-7724.








                                                                          Sequentially
       Exhibit                                                              Numbered
       Number                       Description                               Page


       (11)      Other Opinions, Appraisals, Rulings and
                 Consents:
                         Consent of Ernst & Young LLP,
                         Independent Auditors.  Filed Herewith.

       (12)      Financial Statements Omitted from Prospectus.                N.A.
                 None.

       (13)      Letter of Investment Intent.  None.                          N.A.
       (14)      Prototype Retirement Plan.  None.                            N.A.

       (15)      Plan Pursuant to Rule 12b-1.  None.                          N.A.
       (16)      Schedule of Computation Performance                          N.A.
                 Quotation.  Incorporated by Reference to Post-
                 Effective Amendment No. 1 to Registrant's
                 Registration Statement, File Nos. 33-62872 and
                 811-7724.

       (17)      Financial Data Schedule.  Filed herewith.                    ____

       (18)      Plan Pursuant to Rule 18-3f.  None.                          N.A.
